N-2 - USD ($)				3 Months Ended
		Sep. 29, 2023	Sep. 26, 2023	Sep. 30, 2023	[15]	Jun. 30, 2023	[15]	Mar. 31, 2023	[15]	Dec. 31, 2022	[15]	Sep. 30, 2022	[16]	Jun. 30, 2022	[16]	Mar. 31, 2022	[16]	Dec. 31, 2021	[16]	Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020		Aug. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001517767
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		Carlyle Credit Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION FEES
Sales load	— % (1)
Offering expenses borne by the Fund	— % (2)
Dividend reinvestment plan expenses	0% (3)
Total shareholder transaction fees	— % (4)

(1)	In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the applicable sales load.
(2)
In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.

(3)
The expenses of administering the dividend reinvestment plan (the “DRP”) are included in “Other Expenses.” You will pay brokerage charges if you direct your broker or the DRP Plan agent to sell your Common Shares that you acquired pursuant to the DRP. See “
Dividend Reinvestment Plan
.”

(4)	The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]
Other Transaction Expenses [Percent]	[4]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES ( as a percentage of net assets attributable to common shares )
Management Fee	2.46% (5)
Incentive Fee payable under Investment Advisory Agreement (17.5%)	3.33% (6)
Interest payments and fees on borrowed funds	4.22% (7)
Other Expenses	3.81% (8)
Total annual fund expenses	13.82% (9)

(5)
The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end
value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

(6)
The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s
“pre-incentive
fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a
“catch-up”
feature. For this purpose,
“pre-incentive
fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind
income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive
fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive
fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.
The calculation of the Incentive Fee for each calendar quarter is as follows:

•
No Incentive Fee is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%;

•
100% of the portion of the Fund’s
pre-incentive
fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the
“catch-up”)
is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The
“catch-up”
provision is intended to provide CGCIM.

•	with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and

•
17.5% of the portion of the Fund’s
pre-incentive
fee net investment income that exceeds the
“catch-up”
is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968 annualized). As a result, once the hurdle rate is reached and the catch-up
is achieved, 17.5% of all the Fund’s
pre-incentive
fee net investment income thereafter is allocated to CGCIM.

(7)
The Fund may issue preferred shares or debt securities. The above figure assumes an aggregate of $25 million of preferred shares with an interest rate of 8.25% per annum, and $
25
million of debt securities with an interest rate of 8.00% per annum. In the event that the Fund were to issue preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base management fee as a percentage of the Fund’s net assets attributable to common shares, would increase.

(8)
“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and cost and expenses relating to rating agencies.

(9)	Estimated.
To illustrate the effect on the Fund’s fees and expenses of the Fund’s change in investment strategy following the Transaction that are anticipated for the upcoming fiscal year ending September 30, 2024, the following table provides a comparison of the estimated fees and expenses set forth in this prospectus against the pro forma fees and expenses set forth in the proxy statement of Vertical Capital Income Fund filed on May 22, 2023 (the “proxy statement”) that show the Fund’s fees and expenses if the new Investment Advisory Agreement been in place for the fiscal year ending September 30, 2022:

	Proxy Statement (1)	Prospectus (2)
ANNUAL FUND EXPENSES (as a percentage of net assets attributable to common shares)
Management Fee (3)	1.86%	2.46%
Incentive Fee payable under Investment Advisory Agreement (17.5%) (4)	0.00%	3.33%
Interest payments and fees on borrowed funds (5)	0.41%	4.22%
Other Expenses (6)	1.61%	3.81%
Total annual fund expenses	3.88%	13.82%

(1)
The proxy statement provided pro forma figures based on the Fund’s most recent fiscal year (i.e., the fiscal year ended September 30, 2022) assuming the new Investment Advisory Agreement had been in place for such fiscal year.

(2)	This prospectus provides figures based on annualized estimates for the three-month period ending December 31, 2023 (i.e., annualized estimates for the fiscal year ending September 30, 2024).
(3)
The difference in the estimated management fee as a percentage of net assets between the proxy statement and this prospectus is due primarily to (i) an increase in estimated Managed Assets due principally to the expectation that the Fund will use higher leverage in the next fiscal year and (ii) a decrease in the Fund’s net assets since the proxy statement was filed.

(4)
The difference in the estimated incentive fee as a percentage of net assets between the proxy statement and this prospectus is due to the proxy statement using historical financial information that would have resulted in no incentive fee being payable had the new Investment Advisory Agreement been in effect during such period. The estimated incentive fee in this prospectus is based on estimates using annualized estimates for the next fiscal year (i.e., the fiscal year ending September 30, 2024) under the Fund’s new investment strategy and existing portfolio following the portfolio sale in connection with closing the Transaction, and CGCIM is expected to be paid an incentive fee going forward.

(5)
The difference in estimated interest payments and fees on borrowed funds between the proxy statement and this prospectus is due to the Fund’s minimal leverage for the fiscal year ended September 30, 2022 and the expectation that the Fund will use higher leverage in the next fiscal year ending September 30, 2024.

(6)
The difference in estimated other expenses between the proxy statement and this prospectus is due to a decrease in net assets since the proxy statement was filed as well as certain other higher expenses, including legal expenses related to the transition in connection with the Transaction and the estimated costs associated with the anticipated offerings as discussed in note (7) to the Fund’s fees and expenses table in this prospectus.

Management Fees [Percent]	[5],[6],[7]	2.46%
Interest Expenses on Borrowings [Percent]	[7],[8],[9]	4.22%
Incentive Fees [Percent]	[7],[10],[11]	3.33%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[12],[13]	3.81%
Total Annual Expenses [Percent]	[14]	13.82%
Expense Example [Table Text Block]
The following examples illustrate the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to common shares remain unchanged and common shares earn a 5% annual return:

Example -	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$142	$387	$590	$955
The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “
Fund Expenses
” and “
Management and Incentive Fees
.”

Expense Example, Year 01		$ 142
Expense Example, Years 1 to 3		387
Expense Example, Years 1 to 5		590
Expense Example, Years 1 to 10		$ 955
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in our common shares will bear, directly or indirectly, based on the assumptions set forth below. The expenses shown in the table under “Annual Expenses” are estimated amounts based on annualizing estimates for the three-month period ending December 31, 2023. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this table contains a reference to our fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, shareholders will indirectly bear such fees or expenses as investors in the Fund.
Other Expenses, Note [Text Block]		“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and cost and expenses relating to rating agencies.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end
		value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND PRINCIPAL STRATEGIES
Investment Objective
The Fund’s primary investment objective is to generate current income, with a secondary objective to generate capital appreciation.
Investment Opportunities and Strategies
“Names Rule” Policy
In accordance with the requirements of the 1940 Act, we have adopted a policy to invest at least 80% of our assets in the particular type of investments suggested by our name. Under normal circumstances, we invest at least 80% of the aggregate of its net assets and borrowings for investment purposes in credit and credit-related instruments. For purposes of this policy, the Fund considers credit and credit-related instruments to include, without limitation: (i) equity and debt tranches of CLOs, LAFs and securities issued by other securitization vehicles, such as CBOs; (ii) secured and unsecured floating rate and fixed rate loans; (iii) investments in corporate debt obligations, including bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal; (iv) debt issued by governments, their agencies, instrumentalities, and central banks; (v) commercial paper and short-term notes; (vi) convertible debt securities; (vii) certificates of deposit, bankers’ acceptances and time deposits; and (viii) other credit-related instruments. The Fund’s investments in derivatives, other investment companies, and other instruments designed to obtain indirect exposure to credit and credit-related instruments will be counted towards its 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy.
Additional Information on the Structural Advantages of CLOs
CLOs are generally required to hold a portfolio of assets that is highly diversified by underlying borrower and industry and that is subject to a variety of asset concentration limitations. The terms and covenants of a typical CLO structure are, with certain exceptions, based primarily on the cash flow generated by, and the par value (as opposed to the market price or fair value) of, the collateral. These covenants include collateral coverage tests, interest coverage tests and collateral quality tests.
CLOs have two
priority-of-payment
schedules (commonly called “waterfalls”), which are detailed in a CLO’s indenture and govern how cash generated from a CLO’s underlying collateral is distributed to the CLO’s equity and debt investors. The interest waterfall applies to interest payments received on a CLO’s underlying collateral. The principal waterfall applies to cash generated from principal on the underlying collateral, primarily through loan repayments and the proceeds from loan sales. Through the interest waterfall, any excess interest-related cash flow available after the required quarterly interest payments to CLO debt investors are made and certain CLO expenses (such as administration and management fees) are paid is then distributed to the CLO’s equity investors each quarter, subject to compliance with certain tests.
The Adviser believes that excess interest-related cash flow is an important driver of CLO equity returns. In addition, relative to certain other high-yielding credit investments such as mezzanine or subordinated debt, CLO equity is expected to have a shorter payback period with higher front-end
loaded quarterly cash flows during the early years of a CLO’s life if there is no disruption in the interest waterfall due to a failure to remain in compliance with certain tests.
Most CLOs are
non-static,
revolving structures that generally allow for reinvestment over a reinvestment period, which is typically up to five years. Specifically, a CLO’s collateral manager normally has broad latitude, within a specified set of asset eligibility and diversity criteria,  to manage and modify a CLO’s portfolio over time. We believe that skilled CLO collateral managers can add significant value to both CLO equity and debt investors through a combination of their credit expertise and a strong understanding of how to manage effectively within the rules-based structure of a CLO.
After the CLO’s reinvestment period has ended, in accordance with the CLO’s principal waterfall, cash generated from principal payments or other proceeds are generally distributed to repay CLO debt investors in order of seniority. That is, the AAA tranche investors are repaid first, the AA tranche investors second and so on, with any remaining principal being distributed to the equity tranche investors. In certain instances, principal may be reinvested after the end of the reinvestment period.
CLOs contain a variety of structural features and covenants that are designed to enhance the credit protection of CLO debt investors, including overcollateralization tests and interest coverage tests. The overcollateralization tests and interest coverage tests require CLOs to maintain certain levels of overcollateralization (measured as par value of assets to liabilities subject to certain adjustments) and interest coverage, respectively. If a CLO breaches an overcollateralization test or interest coverage test, excess interest-related cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the CLO equity investors (and potentially other debt tranche investors) may experience a deferral of cash flow, a partial or total loss of their investment and/or the CLO may eventually experience an event of default. For this reason, CLO equity investors are often referred to as being in a first loss position. The Adviser will have no control over whether or not the CLO is able to satisfy its relevant interest coverage tests or overcollateralization tests.
CLOs also typically have interest diversion tests, which also act to ensure that CLOs maintain adequate overcollateralization. If a CLO breaches an interest diversion test, excess interest-related cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to acquire new loan collateral until the test is satisfied. Such diversion would lead to payments to the equity investors being delayed and/or reduced.
Cash flow CLOs do not have
mark-to-market
triggers and, with limited exceptions (such as the proportion of assets rated “CCC+” or lower (or their equivalent) by which such assets exceed a specified concentration limit, discounted purchases and defaulted assets), CLO covenants are generally calculated using the par value of collateral, not the market value or purchase price. As a result, a decrease in the market price of a CLO’s performing collateral portfolio does not generally result in a requirement for the CLO collateral manager to sell assets (i.e., no forced sales) or for CLO equity investors to contribute additional capital (i.e., no margin calls).
Overview of Senior Secured Loans
Senior secured loans have the most senior position in a borrower’s capital structure or share the senior position with other senior debt securities of the borrower. This capital structure position generally gives holders of senior secured loans a priority claim on some or all of the borrower’s assets in the event of default and therefore the lenders will be paid before certain other creditors of the borrower. Broadly syndicated senior secured loans are typically originated and structured by banks on behalf of corporate borrowers with proceeds often used for leveraged buyout transactions, mergers and acquisitions, stock repurchases, recapitalizations, refinancings, financing capital expenditures, and internal growth. Broadly syndicated senior secured loans are typically acquired through both primary bank syndications and in the secondary market, and distributed by the arranging bank to a diverse group of investors primarily consisting of CLOs, loan and high-yield bond registered funds, loan separate accounts, banks, insurance companies, finance companies and hedge funds. Senior secured loans are floating rate instruments, typically making quarterly interest payments based on a spread over SOFR. We believe that senior secured loans represent an attractive and stable base of collateral for CLOs. In most cases, a senior secured loan will be secured by specific collateral of the issuer. Historically, many of these investments have traded at or near par (i.e., 100% of face value), although they more recently have traded at greater discounts on the current market environment,
Senior secured loans generally are negotiated between a borrower and several financial institution lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the senior secured loan and the rights of the borrower and the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the senior secured loan and the rights of the borrower and the lenders. Senior secured loans also have contractual terms designed to protect lenders. Senior secured loans also have contractual terms designed to protect lenders. These covenants may include mandatory prepayment out of excess cash flows, restrictions on dividend payments, the maintenance of minimum financial ratios, limits on indebtedness and financial tests. Breach of these covenants generally is an event of default and, if not waived by the lenders, may give lenders the right to accelerate principal and interest payments. Other senior secured loans may be issued with less restrictive covenants which are often referred to as “covenant-lite” transactions. In a “covenant-lite” loan, the covenants that require the borrower to “maintain” certain financial ratios are eliminated altogether, and the lenders are left to rely only on covenants that restrict a company from “incurring” or actively engaging certain action. But a covenant that only restricts a company from incurring new debt cannot be violated simply by a deteriorating financial condition, the company has to take affirmative action to breach it. The impact of these covenant-lite transactions may be to retard the speed with which lenders will be able to take control over troubled deals. We generally acquire senior secured loans of borrowers that, among other things, in the Adviser’s judgment, can make timely payments on their senior secured loans and that satisfy other credit standards established by the Adviser.
When we purchase first and second lien senior floating rate loans and other floating rate debt securities, coupon rates are floating, not fixed and are tied to a benchmark lending rate. The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates.
When we purchase an Assignment, we succeed to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. These rights include the ability to vote along with the other lenders on such matters as enforcing the terms of the loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires a vote of the lenders holding at least a majority of the investment in the loan, and may require a vote by lenders holding two-thirds
or more of the investment in the loan. Because we typically do not hold a majority of the investment in any loan, we will not be able by ourselves to control decisions that require a vote by the lenders.
While we believe that senior secured loans and CLO securities have certain attractive fundamental attributes, such securities are subject to a number of risks as discussed in the “Risk Factors” section of this prospectus. Among our primary targeted investments, the risks associated with CLO equity are generally greater than those associated with CLO debt. In addition, many of the statistics and data noted in this prospectus relate to historical periods when market conditions were, in some cases, materially different than they are as of the date of this prospectus. As with other asset classes, market conditions and dynamics for senior secured loans and CLO securities evolve over time. For example, over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market.
Access to Carlyle’s Transaction Flow and Expertise
In conducting its investment activities, the Fund believes that it will benefit from the significant scale and resources of Carlyle and its affiliates. The Fund is served by an origination, capital markets, underwriting and portfolio management team comprised of experienced investment professionals. The Fund’s investment team utilizes a rigorous, systematic, and consistent investment process, refined over Carlyle’s history investing in private markets across multiple cycles, designed to achieve enhanced risk-adjusted returns.
The Fund’s investment team will leverage Carlyle’s industry-dedicated research analysts to assess the relative attractiveness of investment opportunities across industries. The investment team will develop proprietary screening tools that seek to identify potential credit instruments.
The Fund will seek to source opportunities through Carlyle’s extensive global relationships and proprietary network and through the deep infrastructure Carlyle has developed in each of the Fund’s credit strategies, including:

•	Carlyle’s well-established sponsor, bank and lending relationships cultivated over 30+ years, including ~1,000 lending relationships across the firm.

•	Scale of capital with over $146 billion under management in Global Credit and 230+ dedicated credit investment professionals.

•	A broad network of dealer, investor, and manager relationships that Carlyle has developed during its 20+-year track record managing CLOs.

•
Carlyle’s ongoing active dialogue with corporate private equity professionals for access to highly structured preferred or convertible securities that have an expected shorter duration than traditional private equity.

•	Integrated efforts with cross-platform sourcing capabilities and referrals from both internal and external Carlyle networks.

•	Ability to leverage OneCarlyle platform with nearly 700 origination and underwriting resources and global knowledge base across Global Credit and Private Equity.

•	The Fund may also benefit from opportunities sourced by Carlyle investment vehicles that fall outside the scope of their respective investment mandates.

Risk Factors [Table Text Block]
RISK FACTORS
Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s common shares could decline, and investors may lose all or part of their investment.
Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.
Risks Related to Our Investments
Our investments in CLO securities and other structured finance securities involve certain risks.
Investments in CLO securities involve certain risks. CLOs and other structured finance securities are generally backed by an asset or a pool of credit-related assets that serve as collateral. The Fund and other investors in CLO securities ultimately bear the credit risk of the underlying collateral. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches. CLOs may present risks similar to those of the other types of credit investments, including default (credit), interest rate and prepayment risks and, in fact, such risks may be of greater significance in the case of CLOs. For example, investments in junior debt and equity securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO junior debt and equity tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently.
In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments.
Investing in senior secured loans indirectly through CLO securities involves particular risks.
We obtain exposure to underlying senior secured loans through our investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.
In addition, the portfolios of certain CLOs in which we invest may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which we may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that we invest in hold covenant-lite loans, our CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Our investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.
Our portfolio of investments may lack diversification among CLO securities which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
Our portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with our qualification as a RIC under the Code, we do not have fixed guidelines for diversification, we do not have any limitations on the ability to invest in any one CLO, and our investments may be concentrated in relatively few CLO securities. As our portfolio may be less diversified than the portfolios of some larger funds, we are more susceptible to risk of loss if one or more of the CLOs in which we are invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. We may also invest in multiple CLOs managed by the same CLO collateral manager, thereby increasing our risk of loss in the event the CLO collateral manager were to fail, experience the loss of key portfolio management employees or sell its business.
Failure to maintain a broad range of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.
We may be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring together.
Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
Our portfolio is focused on securities issued by CLOs and related investments, and the CLOs in which we invest may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the CLO industry or in any particular industry that the CLOs in which we invest are concentrated could significantly impact the aggregate returns we realize.
Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
The failure by a CLO in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to us. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments we, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.
Negative loan ratings migration may also place pressure on the performance of certain of our investments.
Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, if an asset’s credit rating were to decrease and descend to a lower credit level, also known as a negative rating migration, it could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on our NAV and cash flows.
Our investments in CLOs and other investment vehicles result in additional expenses to us.
We invest in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent we so invest, will bear our ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees. In addition to the management and performance fees borne by our investments in CLOs we also remain obligated to pay management and incentive fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles, including CLOs. With respect to each of these investments, each holder of our common shares bears his or her share of the management and incentive fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying advisor and other expenses of any investment vehicles in which we invest.
In the course of our investing activities, we pay management and incentive fees to the Adviser and reimburse the Adviser for certain expenses it incurs. As a result, investors in our securities invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.
Our investments in CLO securities may be less transparent to us and our Shareholders than direct investments in the collateral.
We invest primarily in equity and junior debt tranches of CLOs and other related investments. Generally, there may be less information available to us regarding the collateral held by such CLOs than if we had invested directly in the debt of the underlying obligors. As a result, our Shareholders do not know the details of the collateral of the CLOs in which we invest or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to us as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. Our CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.
CLO investments involve complex documentation and accounting considerations.
CLOs and other structured finance securities in which we invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
The accounting and tax implications of the CLO investments that we make are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or “GAAP,” based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within our fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity.
We are dependent on the collateral managers of the CLOs in which we invest, and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments; however, we, as investors of the CLO, typically do not have any direct contractual relationship with the collateral managers of the CLOs in which we invest. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, such CLO collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which we invest; therefore, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of notes in which we are invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, we may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to us as investors in the CLO. In addition, to the extent we invest in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by us to the extent the CLO is required to indemnify its collateral manager for such liabilities.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, we are not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.
The collateral managers of the CLOs in which we invest may not continue to manage such CLOs.
Given that we invest in CLO securities issued by CLOs which are managed by unaffiliated collateral managers, we are dependent on the skill and expertise of such managers. We believe our Adviser’s ability to analyze and diligence potential CLO managers differentiates our approach to investing in CLO securities. However, we cannot assure you that, for any CLO we invest in, the collateral manager in place when we invest in such CLO securities will continue to manage such CLO through the life of our investment. Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.
Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
Some of the CLOs in which we invest may constitute “passive foreign investment companies,” or “
PFICs
.” If we acquire interests in PFICs that are treated as equity for U.S. federal income tax purposes (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), we may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such investments even if such income is distributed as a taxable dividend by us to our Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions or gains, but such elections (if available) may require us to recognize income in any year in excess of our distributions from PFICs and our proceeds from dispositions of our investments in PFICs, and such income would nevertheless be subject to the distribution requirement necessary to maintain our tax treatment as a RIC. For instance, if we were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund, or a “QEF,” under the Code, we would be required to include in income each year our share of the PFIC’s ordinary earnings and net capital gains for such year regardless of whether we receive any distributions from the PFIC. Treasury Regulations generally treat our income inclusion with respect to a PFIC with respect to which we have made a QEF election as qualifying income for purposes of determining our ability to be subject to tax as a RIC if either (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may be restricted in our ability to make QEF elections with respect to our holdings in issuers that could be treated as PFICs in order to ensure our continued tax treatment as a RIC and/or maximize our after-tax
return from these investments. As an alternative to a QEF election, we may be able to elect mark-to-market
treatment for any equity investments in a PFIC. See “
U.S. Federal Income Tax Matters — Taxation of the Fund.
”
If we hold 10% or more (by vote or value) of the interests treated as equity for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to our pro rata share of the corporation’s “subpart F income” for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, such income will be subject to the distribution requirement necessary to maintain our tax treatment as a RIC regardless of whether or not the CFC makes an actual distribution during such tax year. Treasury Regulations generally treat our income inclusion with respect to a CFC as qualifying income for purposes of determining our ability to be subject to tax as a RIC if either (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may limit and/or manage our holdings in issuers that could be treated as CFCs in order to ensure our continued tax treatment as a RIC and/or maximize our after-tax
return from these investments.
Because income from CLO securities will be subject to the distribution requirement necessary to maintain our tax treatment as a RIC, if we are required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
If a CLO in which we invest is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect our operating results and cash flows.
Each CLO in which we invest will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the Internal Revenue Service, or the “IRS,” otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.
If a CLO in which we invest fails to comply with certain U.S. tax reporting requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
The U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “
FATCA
”) impose a withholding tax of 30% on certain U.S. source periodic payments, including interest and dividends, to certain
non-U.S.
entities, including certain
non-U.S.
financial institutions and investment funds, unless such
non-U.S.
entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which we invest will be treated as
non-U.S.
financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which we invest fails to properly comply with these reporting requirements, certain payments to such CLO may be subject to the 30% withholding tax, which could reduce the amount available to distribute to equity and junior debt holders in such CLO, and therefore materially and adversely affect the fair value of the CLO’s securities and our operating results and cash flows.
Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, we can offer no assurances that we will deploy all of our capital in a timely manner or at all. Prospective investors should understand that we may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to us.
We and our investments are subject to interest rate risk.
Since we may incur leverage (including through issuance of preferred shares and/or debt securities) to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
Because of inflationary pressure, the U.S. government has recently increased interest rates. In a rising interest rate environment, any additional leverage that we incur may bear a higher interest rate than our current leverage. There may not, however, be a corresponding increase in our investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on our current investments, and any reduction in the rate of return on our current investments, could adversely impact our net investment income, reducing our ability to service the interest obligations on, and to repay the principal of, our indebtedness, as well as our capacity to pay distributions to our Shareholders. See “
— Benchmark Floor Risk
.”
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow we receive on our CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to Shareholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Benchmark Floor Risk
. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant Benchmark will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have Benchmark floors such that, when the relevant Benchmark is below the stated Benchmark floor, the stated Benchmark floor (rather than the Benchmark itself) is used to determine the interest payable under the loans. Therefore, if the relevant Benchmark increases but stays below the average Benchmark floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.

Transition from LIBOR Risk.
Although The London Interbank Offered Rate (“
LIBOR
”) is no longer published as of June 30, 2023, certain CLO securities in which we invest may continue to earn interest at (or, from the perspective of the Fund as CLO equity investor, obtain financing at) a floating rate based on LIBOR. LIBOR and other inter-bank lending rates and indices (together with LIBOR, the “IBORs”) are the subject of ongoing national and international regulatory reform. Most, but not all, LIBOR settings are now transitioned to alternative near risk-free rates (“
RFRs
”).
It is expected that many new financing arrangements entered into by the Fund will therefore likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a ‘backward’ looking basis and therefore are only known at the end of an interest period, whereas LIBOR is a ‘forward’ looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. As a result, it is possible that the use of RFRs may have an adverse effect on the Fund and therefore investors. For example, the efficacy of new financing arrangements entered into by the Fund may be less than expected or desired, which could reduce the returns available to investors.
Additionally, there may be difficulties with transitioning an existing financing arrangement from LIBOR to the applicable RFR. Such difficulties could adversely impact the Fund and therefore investors. For example, there may be delays or failures in meeting the conditions to amend such a financing arrangement and there may be mismatches if the reference rate cannot be remediated or if a hedge related to such financing arrangement and the financing arrangement itself cannot be transitioned to the same RFR at the same time. The potential impact of wider conceptual and operational differences between LIBOR and RFRs would also likely apply to remediation of these contracts in due course. In addition, higher borrowing costs may apply to the Fund’s financing arrangements.
Therefore, prospective investors should be aware that the Fund is likely to bear additional costs and expenses in relation to LIBOR discontinuation and the use of RFRs. Given the relative novelty of the use of RFRs in financial markets (as discussed in further detail above), the exact impact of the use of the RFRs remains to be seen. If the Fund does enter into a LIBOR-linked financing arrangement, there may be further costs or other adverse effects incurred by the Fund in relation to remediation of these to RFRs in due course.
Interest Rate Environment
. The senior secured loans underlying the CLOs in which we invest typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs in which we invest. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “
— Risks Related to Our Investments — Our investments are subject to prepayment risk
.”
Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have Benchmark floors, if the Benchmark is below the applicable Benchmark floor, there may not be corresponding increases in investment income which could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.
For detailed discussions of the risks associated with a rising interest rate environment, see “—
Risks Related to Our Investments
—
We and our investments are subject to interest rate risk
” and “—
Risks Related to Our Investments
—
We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities
.”
Our investments are subject to credit risk.
If (1) a CLO in which we invest, (2) an underlying asset of any such CLO or (3) any other type of credit investment in our portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both our income and NAV may be adversely impacted.
Non-payment
would result in a reduction of our income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment
and, potentially, a decrease in our NAV. With respect to our investments in CLO securities and credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment
of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, we could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent that the credit rating assigned to a security in our portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which we invest triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances. Heightened inflationary pressures could increase the risk of default by the Fund’s underlying obligors.
Our investments are subject to prepayment risk.
The assets underlying the CLO securities are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments are subject to prepayment risk. If the Fund or a CLO collateral manager is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Fund’s investment performance will be adversely impacted.
Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond our control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and the fair value of that asset.
In addition, in most CLO transactions, CLO debt investors, such as us, are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by us also give rise to reinvestment risk if we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
The use of leverage, whether directly or indirectly through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify our risk of loss. CLO equity or junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which we invest are subject to a higher degree of loss since the use of leverage magnifies losses.
We may incur leverage, directly or indirectly, through one or more special purpose vehicles (“SPVs”) (entities primarily engaged in investment activities in securities or other assets that are wholly owned by the Fund), indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, preferred shares, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and the Board deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which we invest or in derivative instruments in which we may invest. Accordingly, there is a layering of leverage in our overall structure. If the Fund elects to incur leverage through an SPV, any such vehicle will comply with all applicable statutory and regulatory requirements regarding affiliated transactions and custody under the 1940 Act. Additionally, the Fund will comply with all applicable 1940 Act provisions governing capital structure, leverage and investment policies on an aggregate basis with any potential use of an SPV. To the extent the Fund forms an SPV in the future, the Fund intends that the custodian of the SPV would be the Fund’s custodian.
The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our security holders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged. Currently, the Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets other than entities wholly owned by the Fund.
As a registered
closed-end
management investment company, we are required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings, including any notes), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stock (i.e., our preferred shares), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that we may incur, we may increase our leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in us may increase.
If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred shares, and could be required by law to sell a portion of our investments to repay some debt or redeem preferred shares when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that we employ will depend on the Adviser’s and the Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our ability to be subject to tax as a RIC under Subchapter M of the Code.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. The table further assumes that we incur leverage representing 25% of our total assets and a projected annual rate of interest on the borrowings of 8%.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(16.00)%	(9.33)%	(2.67)%	4.00%	10.67%

Our investments may be highly subordinated and subject to leveraged securities risk.
Our portfolio includes equity and junior debt investments in CLOs, which involve a number of significant risks. CLO equity and junior debt securities are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceed its total assets. The Fund will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which we are invested.
We and our investments are subject to risks associated with investing in risky and unrated, or “junk,” securities.
The CLO equity and junior debt securities in which we invest are typically rated below investment grade, or in the case of CLO equity securities unrated, and are therefore considered “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically higher yield investments. Investing in CLO equity and junior debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Fund’s performance.
We invest primarily in securities that are rated below investment grade or, in the case of CLO equity securities, are not rated by a nationally recognized statistical rating organization. The primary assets underlying our CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, risky bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CBO and CDO tranches, residential mortgage-backed securities, commercial mortgage-backed securities, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, we may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” Junk debt securities have greater credit and liquidity risk than investment grade obligations. Junk debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of junk debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.
Risks of junk debt securities may include:

(1)	limited liquidity and secondary market support;

(2)	substantial marketplace volatility resulting from changes in prevailing interest rates;

(3)	subordination to the prior claims of banks and other senior lenders;

(4)
the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the CLO issuer to reinvest premature redemption proceeds in lower-yielding debt obligations;

(5)	the possibility that earnings of the junk debt security issuer may be insufficient to meet its debt service;

(6)	the declining creditworthiness and potential for insolvency of the issuer of such junk debt securities during periods of rising interest rates and/or economic downturn; and

(7)	greater susceptibility to losses and real or perceived adverse economic and competitive industry conditions than higher grade securities.
An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and adversely affect the value of outstanding junk debt securities and the ability of the issuers thereof to repay principal and interest.

Issuers of junk debt securities may be highly leveraged and may not have available to them more traditional methods of financing. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk debt securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer may incur additional expenses to the extent it (or any investment manager) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.
A portion of the loans held by CLOs in which we invest may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from our investment in the CLO’s securities.
We are subject to risks associated with loan assignments and participations.
We, or the CLOs in which we invest, may acquire interests in loans either directly (by way of assignment, or “Assignments”) or indirectly (by way of participation, or “Participations”). The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, Participations acquired by us or the CLOs in which we invest in a portion of a debt obligation held by a selling institution, or the “Selling Institution,” typically result in a contractual relationship only with such Selling Institution, not with the obligor. We or the CLOs in which we invest would have the right to receive payments of principal, interest and any fees to which we (or the CLOs in which we invest) are entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, we or the CLOs in which we invest generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and we or the CLOs in which we invest may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, we or the CLOs in which we invest would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, we or the CLOs in which we invest will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to senior secured loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).

A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from ours, and the Selling Institution might not consider our interests in connection with its vote. In addition, many participation agreements with respect to senior secured loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par.
The lack of liquidity in our investments may adversely affect our business.
Generally, there is no public market for the CLO investments we target. As such, we may not be able to sell such investments quickly, or at all. If we are able to sell such investments, the prices we receive may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by us.
Prices of risky investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, we (or the CLOs in which we invest) may have difficulty disposing of certain risky investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment
grade risky investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in risky debt investments are also applicable to investments in lower rated loans.
The securities issued by CLOs generally offer less liquidity than other investment grade or risky corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that we may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, our ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent us from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.
We may be exposed to counterparty risk.
We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.
We may hold investments that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment, including declines that may occur during an applicable stay period, the inability to realize any gains on our investment during such period and fees and expenses incurred in enforcing our rights.

In addition, with respect to certain swaps, neither a CLO nor we usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor we generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off
against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the CLOs nor we will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
We are subject to risks associated with defaults on an underlying asset held by a CLO.
Fund will be subject to risks associated with defaults on an underlying asset held by a CLO. A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that the Fund receives from its investments, adversely affect the fair value of the Fund’s assets and could adversely impact the Fund’s ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. The Fund could experience a complete loss of its investment in such a scenario.
In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off
of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of our portfolio.
We are subject to risks associated with loan accumulation facilities.
We may invest capital in LAFs, which are short- to medium-term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Fund may be responsible for either holding or disposing of the loans. This could expose the Fund primarily to credit and/or mark-to-market
losses, and other risks.
Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market
losses, and other risks. LAFs typically incur leverage from four to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.
We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO or other vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant CLO are not valid or not entitled to the treatment we expected when making our initial investment decision.
Various laws enacted for the protection of debtors may apply to the underlying assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to
non-U.S.
issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.
If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.
Our underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.
We are subject to risks associated with any hedging or Derivative Transactions in which we participate.
We may in the future purchase and sell a variety of derivative instruments. To the extent we engage in Derivative Transactions, we expect to do so to hedge against interest rate, credit, currency and/or other risks or for other investment or risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative Transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, illiquidity, leverage, volatility and over-the-counter,
or “OTC,” trading, operational and legal risks. A small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of Derivative Transactions we could lose the entire amount of our investment. In other types of Derivative Transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of Derivative Transactions that investors should understand before investing in our securities.
Counterparty risk
. Counterparty risk is the risk that a counterparty in a Derivative Transaction will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a Derivative Transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.
Correlation risk
. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the Derivative Transaction that are greater than the gain in the value of the underlying assets in our portfolio.
The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of our securities.
Liquidity risk
. Derivative Transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized
derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses. As a result, we may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk
. Trading in Derivative Transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.
Volatility risk
. The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them.
OTC trading
. Derivative Transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance
by the counterparty to such Derivative Transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market
pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries. Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily marked-to-market
pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.
We may be subject to risks associated with investments in ETFs.
We may invest in securities of ETFs and may otherwise invest indirectly in securities consistent with our investment objectives, including through a joint venture vehicle in which the Fund shares equal control of the vehicle with another party, subject to statutory limitations prescribed by the 1940 Act. These limitations include in certain circumstances a prohibition on us acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of our total assets in securities of any one investment company or more than 10% of our total assets in securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, we may invest in certain other investment companies (including ETFs and money market funds) and business development companies beyond these statutory limits or otherwise provided that certain conditions are met. We will indirectly bear our proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses that we regularly bear. We may only invest in other investment companies to the extent that the asset class exposure in such investment companies is consistent with the permissible asset class exposure for us had we invested directly in securities, and the portfolios of such investment companies are subject to similar risks as we are.
Investors will bear indirectly the fees and expenses of the CLO equity securities in which we invest.
Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.30% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to Shareholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash
return of its capital and achieved a specified “hurdle” rate.
We and our investments are subject to reinvestment risk.
As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce our return on investment and may have a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.
We and our investments are subject to risks associated with
non-U.S.
investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States. We may also invest in CLOs that hold collateral that are
non-U.S.
assets or otherwise invest in securities of
non-U.S.
issuers to the extent consistent with our investment strategies and objectives.
Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, international trade tensions may arise from time to time which could result in trade tariffs, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to the funds due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual
non-U.S.
countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
A portion of our investments may be denominated in foreign currencies.
A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund.
Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
As a registered
closed-end
management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations to us with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of our income available for distribution or to make payments on our other obligations in future periods.
If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital.
If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to our Shareholders. A return of capital distribution will generally not be taxable to our Shareholders. However, a return of capital distribution will reduce a Shareholder’s cost basis in our common shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those common shares are sold or otherwise disposed of.
A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
Some of the income and fees that we may recognize will not be qualifying income for purposes of the income source requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce our return on such income and fees.
Risks Relating to an Investment in Our Securities
Common shares of
closed-end
management investment companies frequently trade at discounts to their respective NAVs, and we cannot assure you that the market price of our common shares will not decline below our NAV per common share.
Common shares of
closed-end
management investment companies frequently trade at discounts to their respective NAVs and our common shares may also be discounted in the market. This characteristic of closed-end
management investment companies is separate and distinct from the risk that our NAV per common share may decline. We cannot predict whether our common shares will trade above, at or below our NAV per common share. The risk of loss associated with this characteristic of closed-end
management investment companies may be greater for investors expecting to sell common shares purchased in an offering soon after such offering. In addition, if our common shares trades below our NAV per common share, we will generally not be able to sell additional common shares to the public at market price except (1) in connection with a rights offering to our existing Shareholders, (2) with the consent of the majority of the holders of our common shares, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
The price of our common shares may be volatile and may decrease substantially.
The trading price of our common shares may fluctuate substantially. The price of our common shares that will prevail in the market may be higher or lower than the price you paid to purchase our common shares, depending on many factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include the following:

•	price and volume fluctuations in the overall stock market from time to time;

•	investor demand for our common shares;

•
significant volatility in the market price and trading volume of securities of registered closed-end
management investment companies or other companies in our sector, which are not necessarily related to the operating performance of these companies;

•	changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies;

•	failure to qualify as a RIC, or the loss of RIC status;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•	changes, or perceived changes, in the value of our portfolio investments;

•	departures of any members of the Senior Investment Team;

•	operating performance of companies comparable to us; or

•	general economic conditions and trends and other external factors.
We and the Adviser could be the target of litigation.
We or the Adviser could become the target of securities class action litigation or other similar claims if our common share price fluctuates significantly or for other reasons. The outcome of any such proceedings could materially adversely affect our business, financial condition, and/or operating results and could continue without resolution for long periods of time. Any litigation or other similar claims could consume substantial amounts of our management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on our financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, we could incur expenses associated with defending ourselves against litigation and other similar claims, and these expenses could be material to our earnings in future periods.
Sales in the public market of substantial amounts of our common shares may have an adverse effect on the market price of our common shares.
Sales of substantial amounts of our common shares or the availability of such common shares for sale, whether or not actually sold, could adversely affect the prevailing market price of our common shares. If this occurs and continues, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. For a discussion of the adverse effect that the concentration of beneficial ownership may have on the market price of our common shares, see
“— Risks Related to Our Business and Structure — Significant Shareholders may control the outcome of matters submitted to our Shareholders or adversely impact the market price of our securities
.”
Our Shareholders will experience dilution in their ownership percentage if they do not participate in our dividend reinvestment plan.
All distributions declared in cash payable to Shareholders that are participants in our dividend reinvestment plan are automatically reinvested in our common shares. As a result, our Shareholders that do not participate in our dividend reinvestment plan will experience dilution in their ownership percentage of our common shares over time.
Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering.
In the event we issue subscription rights to purchase our common shares to existing Shareholders, Shareholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in common share ownership because we do not know at this time what proportion of the common shares will be purchased as a result of the offer.
In addition, if the subscription price is less than our net asset value per common share, then our Shareholders would experience an immediate dilution of the aggregate net asset value of their common shares as a result of the offer. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per common share will be on the expiration date of the rights offering or what proportion of the common shares will be purchased as a result of the offer. Such dilution could be substantial.
The impact of tax law changes on us, our securityholders and our investments is uncertain.
Changes in tax laws, regulations or administrative interpretations thereof could adversely affect us, our securityholders and the entities in which we invest. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in us.
Future issuances of preferred shares or debt securities may cause the NAV and market value of our common shares to be more volatile.
Any future issuances of preferred share
s
or debt securities or other indebtedness, may cause the NAV and market value of our common shares to become more volatile. If the dividend rate on the preferred share
s
or interest rate payable on our indebtedness were to approach the net rate of return on our investment portfolio, the benefit of leverage to the common Shareholders would be reduced. If the dividend rate on the preferred shares or interest rate payable on our indebtedness were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the common Shareholders than if we had not issued preferred shares or incurred any indebtedness. Any decline in the NAV of our investments would be borne entirely by the common Shareholders. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the common Shareholders than if we were not leveraged through the issuance of preferred shares and debt securities. This greater NAV decrease would also tend to cause a greater decline in the market price for our common shares. We might be in danger of failing to maintain the required asset coverage of the preferred shares or indebtedness or of losing our ratings, if any, on the preferred shares or indebtedness or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred shares or interest payments on our indebtedness. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred shares or debt. In addition, we would pay (and the common Shareholders would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares or indebtedness, including higher advisory fees if our total return exceeds the dividend rate on the preferred shares.
Increases in market yields would result in a decline in the price of any future issuances of preferred shares or debt securities.
The prices of fixed income investments vary inversely with changes in market yields. If the market yields on securities comparable to any future issuance by the Fund of preferred shares or debt securities increase, it would result in a decline in the secondary market price of the Fund’s preferred shares or debt securities.
Future issuances of debt securities may be unsecured and therefore effectively subordinated to any secured indebtedness we may incur in the future.
Future issuances of debt securities may not secured by any of our assets or any of the assets of our subsidiaries. As a result, those debt securities will be subordinated to any secured indebtedness we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of our debt securities.
An active trading market for future issuances of debt securities may not exist, which could adversely affect the market price of those debt securities or a holder’s ability to sell them.
Future debt securities may be listed on the NYSE. However, we cannot provide any assurances that an active trading market for those debt securities will exist in the future or that you will be able to sell our debt securities. Even if an active trading market does exist, our debt securities may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. To the extent an active trading market does not exist, the liquidity and trading price for our debt securities may be harmed. Accordingly, holders may be required to bear the financial risk of an investment in our debt securities for an indefinite period of time.
A downgrade, suspension or withdrawal of any future credit rating assigned by a rating agency to us or any future issuances of preferred shares or debt securities, if any, or change in the debt markets could cause the liquidity or market value of our preferred shares or debt securities to decline significantly.
Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of any issuances of preferred shares or debt securities. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of our preferred shares and debt securities. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligations to obtain or maintain any credit ratings or to advise holders of our preferred shares or debt securities of any changes in any credit ratings. There can be no assurance that any credit ratings will be assigned to us or remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if, in their judgment, future circumstances relating to the basis of the credit rating, such as adverse changes in the Fund, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of our preferred shares and debt securities.
The indenture that will govern our debt securities will contain limited protection for holders of our debt securities.
The indenture that will govern future issuances of our debt securities will offer limited protection to holders of our debt securities. The terms of the indenture do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in our debt securities. In particular, the terms of the indenture do not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to our debt securities, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to our debt securities to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore would rank structurally senior to our debt securities and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to our debt securities with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act or any successor provisions;

•
pay distributions or dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to our debt securities, other than a distribution, dividend or purchase that would cause a violation of Section 18(a)(1)(B) of the 1940 Act or any successor provisions;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
Furthermore, the terms of the indenture do not protect holders of our debt securities in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity, except as required under the 1940 Act.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of our debt securities may have important consequences for you as a holder of our debt securities, including making it more difficult for us to satisfy our obligations with respect to our debt securities or negatively affecting the trading value of our debt securities.
Other debt we issue or incur in the future could contain more protections for its holders than the indenture and our debt securities, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of our debt securities.
Any optional redemption provision may materially adversely affect the return on our debt securities.
Our debt securities may be redeemable in whole or in part at any time or from time to time at our sole option as set forth in the applicable indenture or otherwise. We may choose to redeem any of our debt securities at times when prevailing interest rates are lower than the interest rate paid on the applicable debt securities. In this circumstance, holders may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the debt securities being redeemed.
If we default on our obligations to pay our other indebtedness, we may not be able to make payments on our debt securities.
Any future indebtedness or under other indebtedness to which we may be a party that is not waived by the required lenders or holders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on our debt securities and substantially decrease the market value of our debt securities. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing any future indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders of the debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders of any debt that we may incur in the future to avoid being in default. If we breach our covenants under our debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders of the debt. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because any future debt will likely have customary cross-default provisions, if the indebtedness thereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “
Description of Our Debt Securities
”
FATCA withholding may apply to payments to certain foreign entities.
Payments made under our securities to a foreign financial institution, or “FFI,” or non-financial
foreign entity, or “NFFE” (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under FATCA. This withholding tax may apply to certain payments of interest on our debt securities or dividends on our shares unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any of our debt securities or shares are held, the holder could be subject to this 30% withholding tax in respect of any interest paid on our debt securities or dividends on our shares. You should consult your own tax advisors regarding FATCA and how it may affect your investment in our securities.
Risks Relating to Our Business and Structure
The Adviser has not previously operated an exchange-listed fund with this investment strategy.
While the Adviser has managed private CLO equity funds, it has not previously operated an exchange-listed fund with
this investment strategy
and
as a result there is no track record or history on which prospective investors can base their investment decision. We are subject to the business risks and uncertainties associated with implementation of a new investment strategy for an exchange-listed fund, including the risks associated with being a public reporting company, the risks that we will not achieve our investment objective, and the value of a Shareholder’s investment could decline substantially or become worthless. While we believe that the past professional experiences of CGCIM’s investment team managing similar investment strategies for private and registered funds will increase the likelihood that CGCIM will be able to manage the Fund successfully, there can be no assurance that this will be the case.
Our investment portfolio is recorded at fair value in accordance with the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Board, in accordance with Rule
2a-5
under the 1940 Act. Typically, there is no public market for the type of investments we target. As a result, we value these securities at least quarterly based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight of the Board.
The determination of fair value and, consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by the Board. Certain factors that may be considered in determining the fair value of our investments include non-binding
indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions utilized by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those we hold, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments.
See
“
Determination of Net Asset Value
.”
Our financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.
Our ability to achieve our investment objectives depends on the Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s ability to identify, evaluate and monitor, and our ability to acquire, investments that meet our investment criteria.
Accomplishing our investment objectives on a cost-effective basis is largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described in this prospectus, it could adversely impact our ability to pay dividends or make distributions. In addition, because the trading methods employed by the Adviser on our behalf are proprietary, Shareholders will not be able to determine details of such methods or whether they are being followed.
We are reliant on CGCIM continuing to serve as the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
We are reliant on key personnel at CGCIM.
The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
We expect to rely to on Carlyle’s existing relationships to a significant extent.
The Fund expects that Carlyle will depend on its existing relationships with private equity sponsors, investment banks and commercial banks, and the Fund expects to rely to a significant extent upon these relationships for purposes of potential investment opportunities. If Carlyle fails to maintain its existing relationships or develop new relationships with other sources or sponsors of investment opportunities, the Fund may not be able to expand its investment portfolio. In addition, individuals with whom Carlyle has relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.
The highly competitive market in which we operate may limit our investment opportunities.
The market for CLO securities is more limited than the market for other credit related investments. We can offer no assurances that sufficient investment opportunities for our capital be available.
The Fund competes for investments with other
closed-end
funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
The risk of our investments may not be commensurate with the returns.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.
The Adviser, senior management and employees have certain conflicts of interest.
The Adviser is an entity in which the Fund’s Interested Trustees, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
There may be conflicts of interest related to obligations that the Adviser has with respect to the allocation of investment opportunities.
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “
Advised Funds
”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.
The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers),
principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Adviser or other funds managed by the Adviser or its affiliates, including Carlyle. The Fund is also not permitted to make any co-investments
with Carlyle or its affiliates (including any fund managed by Carlyle or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The SEC has granted exemptive relief that permits the Fund and certain present and future funds advised by Carlyle-controlled investment advisers to co-invest
in suitable negotiated investments.
Co-investments
made under the exemptive relief are subject to compliance with the conditions and other requirements contained in the exemptive relief, which could limit the Fund’s ability to participate in a co-investment
transaction.
The Adviser, its affiliates and their clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Adviser. Certain other Advised Funds pay the Adviser or its affiliates greater performance-based compensation, which could create an incentive for the Adviser or an affiliate to favor such investment fund or account over the Fund.
Certain personnel of the Adviser and their management may face conflicts in their time management and commitments.
The Fund’s executive officers and trustees, other current and future principals of the Adviser and certain members of the Adviser’s investment committee may serve as officers, trustees or principals of other entities and affiliates of the Adviser and funds managed by the Fund’s affiliates that operate in the same or a related line of business as the Fund does. Currently, the Fund’s executive officers, as well as the other principals of the Adviser, manage other funds affiliated with Carlyle, including other existing and future affiliated BDCs and registered closed-end
funds, including Carlyle Secured Lending, Inc., Carlyle Credit Solutions, Inc. and Carlyle Tactical Private Credit Fund. In addition, the Adviser’s investment team has responsibilities for sourcing and managing private debt investments for certain other investment funds and accounts. Accordingly, they have obligations to investors in those entities, the fulfillment of which may not be in the best interests of, or may be adverse to the interests of, the Fund and its Shareholders. Although the professional staff of the Adviser will devote as much time to management of the Fund as appropriate to enable the Adviser to perform its duties in accordance with the Investment Advisory Agreement, the investment professionals of the Adviser may have conflicts in allocating their time and services among the Fund, on the one hand, and investment vehicles managed by Carlyle or one or more of its affiliates on the other hand.
The Adviser and the Administrator each has the right to resign following a required notice period, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
The Adviser has the right, under the Investment Advisory Agreement, to resign at any time upon 60 days’ written notice, whether we have found a replacement or not. The Administrator has the right, under the Administration Agreement, to terminate the Administration Agreement upon 180 days’ written notice prior to the initial term expiration or renewal date. If the Adviser or the Administrator resigns, we may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within the notice period, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations, as well as our ability to make distributions to our Shareholders and other payments to securityholders, are likely to be adversely affected and the market price of our securities may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the Administrator and their affiliates. Even if we are able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with our investment objectives and operations would likely result in additional costs and time delays that may adversely affect our financial condition, business and results of operations.
Our success will depend on the ability of the Adviser to attract and retain qualified personnel in a competitive environment.
Our growth will require that the Adviser attract and retain new investment and administrative personnel in a competitive market. The Adviser’s ability to attract and retain personnel with the requisite credentials, experience and skills will depend on several factors including its ability to offer competitive compensation, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and business development companies) and traditional financial services companies, with which the Adviser will compete for experienced personnel have greater resources than the Adviser has.
Our incentive fee structure may incentivize the Adviser to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering
when it would otherwise be appropriate to do so.
The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible.
The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Additionally, the incentive fee payable by us to the Adviser may create an incentive for the Adviser to pursue investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in our investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable to the Adviser is based on our
Pre-Incentive
Fee Net Investment Income, as calculated in accordance with our Investment Advisory Agreement. This may encourage the Adviser to use leverage to increase the return on our investments, even when it may not be appropriate to do so, and to refrain from de-levering
when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of our securities. See “—
Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
.”
We may be obligated to pay the Adviser incentive compensation even if we incur a loss or with respect to investment income that we have accrued but not received.
The Adviser is entitled to incentive compensation for each fiscal quarter based, in part, on our
Pre-Incentive
Fee Net Investment Income, if any, for the immediately preceding calendar quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of our NAV, decreases in our NAV make it easier to achieve the performance threshold. Our
Pre-Incentive
Fee Net Investment Income for incentive compensation purposes excludes realized and unrealized capital losses or depreciation that we may incur in the fiscal quarter, even if such capital losses or depreciation result in a net loss on our statement of operations for that quarter. Thus, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter. In addition, we accrue an incentive fee on accrued income that we have not yet received in cash. However, the portion of the incentive fee that is attributable to such income will be paid to the Adviser, without interest, only if and to the extent we actually receive such income in cash.
The Adviser’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to us other `than to render the services called for under the agreement, and it is not responsible for any action of the Board in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment
Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.
The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the Senior Investment Team.
Although the Senior Investment Team manages other investment portfolios, including accounts using investment objectives, investment strategies and investment policies similar to ours, we cannot assure you that we will be able to achieve the results realized by such portfolios.
We may experience fluctuations in our NAV and quarterly operating results.
We could experience fluctuations in our NAV from month to month and in our quarterly operating results due to a number of factors, including the timing of distributions to our Shareholders, fluctuations in the value of the CLO securities that we hold, our ability or inability to make investments that meet our investment criteria, the interest and other income earned on our investments, the level of our expenses (including the interest or dividend rate payable on the debt securities or preferred shares we issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, our NAV and results for any period should not be relied upon as being indicative of our NAV and results in future periods.
The Board may change our operating policies and strategies without Shareholder approval, the effects of which may be adverse.
The Board has the authority to modify or waive our current operating policies, investment criteria and strategies, other than those that we have deemed to be fundamental, without prior Shareholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our securities. However, the effects of any such changes could adversely impact our ability to pay dividends and cause you to lose all or part of your investment.
Our management’s estimates of certain metrics relating to our financial performance for a period are subject to revision based on our actual results for such period.
Our management makes and publishes unaudited estimates of certain metrics indicative of our financial performance, including the NAV per common share and the range of NAV per common share on a monthly basis, and the range of the net investment income and realized gain/loss per common share on a quarterly basis. While any such estimate will be made in good faith based on our most recently available records as of the date of the estimate, such estimates are subject to financial closing procedures, the Adviser’s final determination of the fair value of our applicable investments as of the end of the applicable quarter and other developments arising between the time such estimate is made and the time that we finalize our quarterly financial results and may differ materially from the results reported in the audited financial statements and/or the unaudited financial statements included in filings we make with the SEC. As a result, investors are cautioned not to place undue reliance on any management estimates presented in this prospectus or any related amendment to this prospectus or related prospectus supplement and should view such information in the context of our full quarterly or annual results when such results are available.
We will be subject to corporate-level income tax if we are unable to maintain our RIC status for U.S. federal income tax purposes.
We can offer no assurance that we will be able to maintain our RIC status. To obtain and maintain RIC tax treatment under the Code, we must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if we distribute dividends to our shareholders each tax year of an amount generally at least equal to 90% of the sum of our net ordinary income, net tax-exempt
interest income, if any, and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because we use debt financing, we are subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if we obtain at least 90% of our income for each tax year from dividends, interest, gains from the sale of our securities or similar sources.
The asset diversification requirement will be satisfied if we meet certain asset composition requirements at the end of each quarter of our tax year. Failure to meet those requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If we fail to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets and the amount of income available for distributions, and the amount of any such distributions, to our Shareholders and the holders of our other securities.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we will include in income certain amounts that we have not yet received in cash, such as original issue discount , or “OID,” or market discount, which may arise if we acquire a debt security at a significant discount to par, or payment-in-kind
interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. We also may be required to include in income certain other amounts that we have not yet, and may not ever, receive in cash. Our investments in debt securities that pay payment-in-kind
interest may represent a higher credit risk than debt securities for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when our actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, we may recognize income before or without receiving cash representing such income, we may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. In addition, since our incentive fee is payable on our income recognized, rather than cash received, we may be required to pay advisory fees on income before or without receiving cash representing such income. Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
Our cash distributions to Shareholders may change and a portion of our distributions to Shareholders may be a return of capital.
The amount of our cash distributions may increase or decrease at the discretion of the Board, based upon its assessment of the amount of cash available to us for this purpose and other factors. Unless we are able to generate sufficient cash through the successful implementation of our investment strategy, we may not be able to sustain a given level of distributions and may need to reduce the level of our cash distributions in the future. Further, to the extent that the portion of the cash generated from our investments that is recorded as interest income for financial reporting purposes is less than the amount of our distributions, all or a portion of one or more of our future distributions, if declared, may comprise a return of capital. A return of capital distribution will generally not be taxable to our Shareholders. However, a return of capital distribution will reduce a Shareholder’s cost basis in our common shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those common shares are sold or otherwise disposed of. Accordingly, Shareholders should not assume that the sole source of any of our distributions is net investment income. Any reduction in the amount of our distributions would reduce the amount of cash received by our Shareholders and could have a material adverse effect on the market price of our common shares. See “
— Risks Related to Our Investments — Our investments are subject to prepayment risk
” and “
— Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations
.”
Our Shareholders may receive our common shares as distributions, which could result in adverse tax consequences to them.
In order to satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, we may declare a large portion of a distribution in our common shares instead of in cash even if a Shareholder has opted out of participation in the DRP. We do not intend to declare any portion of our distributions in our common shares. If, however, we do make such a declaration, as long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a Shareholder generally would be subject to tax on the distribution in the same manner as a cash distribution, even though most of the distribution was paid in our common shares.
We incur significant costs as a result of being a publicly traded company.
As a publicly traded company, we incur legal, accounting and other expenses, including costs associated with the periodic reporting requirements applicable to a company whose securities are registered under the Exchange Act as well as additional corporate governance requirements, including requirements under the Sarbanes-Oxley Act of 2002 and other rules implemented by the SEC.
Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our shareholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
In order to maintain our RIC tax treatment, we are required to distribute at least 90% of the sum of our net ordinary income, net tax-exempt
interest income, if any, and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and we will need additional capital to fund growth in our investment portfolio. If we fail to obtain additional capital, we could be forced to curtail or cease new investment activities, which could adversely affect our business, operations and results. Even if available, if we are not able to obtain such capital on favorable terms, it could adversely affect our net investment income.
A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital and negatively affect our business.
We may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which we invest or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which we directly or indirectly hold positions could impair our ability to carry out our business and could cause us to incur substantial losses. These factors are outside our control and could adversely affect the liquidity and value of our investments, and may reduce our ability to make attractive new investments.
In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of equity and debt securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact our investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the U.S. economy more generally could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
We may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
We also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact our income and NAV. In addition, if the value of our assets declines substantially, we may fail to maintain the minimum asset coverage imposed upon us by the 1940 Act. Any such failure would affect our ability to issue preferred shares, debt securities and other senior securities, including borrowings, and may affect our ability to pay distributions on our capital stock, which could materially impair our business operations. Our liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, we cannot be certain that we would be able to obtain debt financing on commercially reasonable terms, if at all. In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting our investment opportunities. Moreover, we are unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact our business.
If we are unable to refinance and/or obtain debt capital or issue preferred shares, the Fund’s operations could be materially adversely affected.
We may obtain debt financing or issue preferred shares in order to obtain funds to make additional investments and grow our portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and we may be unable to extend, refinance or replace such debt financings prior to their maturity. If we are unable to issue preferred shares or refinance and/or obtain additional debt capital on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow our business. Any such limitations on our ability to grow and take advantage of leverage may decrease our earnings, if any, and distributions to Shareholders, which in turn may lower the trading price of our securities. In addition, in such event, we may need to liquidate certain of our investments, which may be difficult to sell if required, meaning that we may realize significantly less than the value at which we have recorded our investments. Furthermore, to the extent we are not able to raise capital and are at or near our targeted leverage ratios, we may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.
Debt capital that is available to us in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which we can currently obtain debt capital. In addition, if we are unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, we may not be able to make new investments or operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business.
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
The Fund is a
non-diversified
investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act. Since the Fund will only participate in a limited number of investments, and since the Fund’s investments generally will involve a high degree of risk, poor performance by a few investments could severely affect the total returns to investors, which may be exacerbated by the use of leverage. See “
—
Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
.
”
In addition, the Fund cannot provide assurance as to the degree of diversification of the Fund’s investments. To the extent the Fund concentrates investments in a particular asset, investors will be subject to concentration levels higher than currently targeted for the Fund, which concentration would result in the Fund being more susceptible to fluctuations in value resulting from adverse economic, business or market conditions. In particular, because our portfolio of investments may lack diversification among CLO securities and related investments, we are susceptible to a risk of significant loss if one or more of these CLO securities and related investments experience a high level of defaults on the collateral that they hold. Moreover, there is no guarantee that all of the Fund’s investments will perform well or provide a return capital. Therefore, if certain Investments perform unfavorably, for the Fund to achieve above-average returns, one or a few of its Investments must perform exceptionally well. There are no assurances that this will be the case.
Regulations governing our operation as a registered
closed-end
management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital or issuance of preferred shares may expose us to risks, including the typical risks associated with leverage.
Under the provisions of the 1940 Act, we are permitted, as a registered closed-end
management investment company, to issue senior securities (including debt securities, preferred shares and/or borrowings from banks or other financial institutions); provided we meet certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred shares under current law). See “
—
Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
” for details concerning how asset coverage is calculated. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness (including by redeeming a portion of any series of preferred shares or debt that may be outstanding) at a time when such sales or redemptions may be disadvantageous. Also, any amounts that we use to service or repay our indebtedness would not be available for distributions to our Shareholders.
We are not generally able to issue and sell our common shares at a price below the then current NAV per common share (exclusive of any distributing commission or discount). We may, however, sell our common shares at a price below the then current NAV per share (1) in connection with a rights offering to our existing Shareholders, (2) with the consent of the majority of our Shareholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
Significant Shareholders may control the outcome of matters submitted to our Shareholders or adversely impact the market price or liquidity of our securities.
To the extent any Shareholder, individually or acting together with other Shareholders, controls a significant number of our voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to our Shareholders for approval, including the election of trustees and any merger, consolidation or sale of all or substantially all of our assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other investors.
This concentration of beneficial ownership also might harm the market price of our securities by:

•	delaying, deferring or preventing a change in corporate control;

•	impeding a merger, consolidation, takeover or other business combination involving us; or

•	discouraging a potential acquirer from making a tender offer or otherwise attempting to obtain control of us.
The Fund is subject to the Control Share Statute, which may restrict the voting rights of certain Shareholders.
Because the Fund is organized as a Delaware statutory trust, it is subject to the Control Share Statute. With certain exceptions, the Control Share Statute provides that a holder of “control shares” of a Delaware statutory trust acquired in a “control share acquisition” has no voting rights with respect to those shares except to the extent approved by a vote of two-thirds of the votes entitled to be cast on the matter, unless otherwise exempted by the Board. The Control Share Statute became automatically applicable to the Fund as of August 1, 2022. The Control Share Statute does not retroactively apply to acquisitions of shares that occurred prior to August 1, 2022. However, such shares will be aggregated with any shares acquired after August 1, 2022 for purposes of determining whether a voting power threshold is exceeded, resulting in the newly acquired shares constituting control shares. Shares of the Fund that are held by an affiliate of CGCIM were exempted from the provisions of the Control Share Statute by the Board. See “
Description of our Securities — Certain Aspects of the Delaware Control Share Statute
.”
We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest.
Legal and regulatory changes could occur and may adversely affect us and our ability to pursue our investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. We also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Senior Investment Team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Derivative Investments
. The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” requires certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives. In addition, we have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC
No-Action
Letter
12-38
issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight. For us to continue to qualify for this exclusion, (i) the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the U.S. Commodity Exchange Act, as amended, or the “CEA,” and (other than positions entered into for hedging purposes) may not exceed five percent of our liquidation value, (ii) the net notional value of our aggregate investments in
CEA-regulated
derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of our liquidation value, or (iii) we must meet an alternative test appropriate for a “fund of funds” as set forth in CFTC
No-Action
Letter
12-38.
In the event we fail to qualify for the exclusion and the Adviser is required to register as a “commodity pool operator” in connection with serving as our investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, our expenses may increase. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to CFTC Regulation 4.5 under the CEA promulgated by the CFTC with respect to us, and we currently intend to operate in a manner that would permit the Adviser to continue to claim such exclusion.
Under SEC Rule
18f-4,
related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, we are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk
leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We have elected to rely on the limited derivatives users exception. We may change this election and comply with the other provisions of Rule
18f-4
related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule
18f-4.
Rule
18f-4
also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under Rule
18f-4.
In addition, we are permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) we intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “
Delayed-Settlement Securities Provision
”). We may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as we treat any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, we are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if we reasonably believe, at the time we enter into such agreement, that we will have sufficient cash and cash equivalents to meet our obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage our assets in a manner consistent with achieving our investment objective, but there can be no assurance that it will be successful in doing so.
Loan Securitizations
. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” (which have been broadly defined in a way which could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by us. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “
Volcker Changes
”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, and create additional exclusions from the “covered fund” definition, and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. It is currently unclear how, or if, the Volcker Changes will affect the CLO securities in which the Fund invests.
U.S. Risk Retention
. In October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of our investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No.
1:16-cv-0065,
in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include us as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to us.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
EU/UK Risk Retention
. The securitization industry in both European Union (“
EU
”) and the United Kingdom (“
UK
”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended by Regulation (EU) 2021/557 and as further amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization in the form in effect on 31 December 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended by the Securitization (Amendment) (EU Exit) Regulations 2019 and as further amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “
EU Due Diligence Requirements
”) apply to each investor that is an “institutional investor” (as such term is defined in the EU Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in Directive 2009/138/EC of the European Parliament and of the Council of 25 November 2009 on the
taking-up
and pursuit of the business of Insurance and Reinsurance (Solvency II) (recast) (“
Solvency II
”); (b) a reinsurance undertaking as defined in Solvency II; (c) subject to certain conditions and exceptions, an institution for occupational retirement provision falling within the scope of Directive (EU) 2016/2341 of the European Parliament and of the Council of 14 December 2016 on the activities and supervision of institutions for occupational retirement provision (IORPs) (the “
IORP Directive
”), or an investment manager or an authorized entity appointed by an institution for occupational retirement provision pursuant to the IORP Directive; (d) an alternative investment fund manager (“
AIFM
”) as defined in Directive 2011/61/EU of the European Parliament and of the Council of 8 June 2011 on Alternative Investment Fund Managers that manages and/or markets alternative investment funds in the EU; (e) an undertaking for the collective investment in transferable securities (“
UCITS
”) management company, as defined in Directive 2009/65/EC of the European Parliament and of the Council of 13 July 2009 on the coordination of laws, regulations and administrative provisions relating to undertakings for collective investment in transferable securities (UCITS) (the “
UCITS Directive
”); (f) an internally managed UCITS, which is an investment company authorised in accordance with the UCITS Directive and which has not designated a management company authorised under the UCITS Directive for its management; or (g) a credit institution as defined in Regulation (EU) No 575/2013 of the European Parliament and of the Council of 26 June 2013 on prudential requirements for credit institutions and investment firms (the “
CRR
”) for the purposes of the CRR, or an investment firm as defined in the CRR, in each case, such investor an “EU Institutional Investor.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “
UK Due Diligence Requirements
” and, together with the EU Due Diligence Requirements, the “
Due Diligence Requirements
”) apply to each investor that is an “institutional investor” (as such term is defined in the UK Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in the Financial Services and Markets Act 2000 (as amended, the “
FSMA
”); (b) a reinsurance undertaking as defined in the FSMA; (c) an occupational pension scheme as defined in the Pension Schemes Act 1993 that has its main administration in the UK, or a fund manager of such a scheme appointed under the Pensions Act 1995 that, in respect of activity undertaken pursuant to that appointment, is authorised under the FSMA; (d) an AIFM (as defined in the Alternative Investment Fund Managers Regulations 2013 (the “
AIFM Regulations
”)) which markets or manages AIFs (as defined in the AIFM Regulations) in the UK; (e) a management company as defined in the FSMA; (f) a UCITS as defined by the FSMA, which is an authorised open ended investment company as defined in the FSMA; (g) a FCA investment firm as defined by the CRR as it forms part of UK domestic law by virtue of EUWA (the “
UK CRR
”); or (h) a CRR investment firm as defined in the UK CRR, in each case, such investor a “UK Institutional Investor” and, such investors together with EU Institutional Investors, “Institutional Investors.”
Among other things, the applicable Due Diligence Requirements require that prior to holding a “securitization position” (as defined in each Securitization Regulation) an Institutional Investor (other than the originator, sponsor or original lender) has verified that:

(1)
the originator, sponsor or original lender will retain on an ongoing basis a material net economic interest which, in any event, shall be not less than five per cent. in the securitization, determined in accordance with Article 6 of the applicable Securitization Regulation, and has disclosed the risk retention to such Institutional Investor;

(2)
(in the case of each EU Institutional Investor only) the originator, sponsor or securitization special purpose entity (“
SSPE
”) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation in accordance with the frequency and modalities provided for thereunder;

(3)	(in the case of each UK Institutional Investor only) the originator, sponsor or SSPE:

(i)
if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “
UK Transparency Requirements
”) in accordance with the frequency and modalities provided for thereunder; or

(ii)
if established in a country other than the UK, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available under the UK Transparency Requirements if it had been established in the UK; and

(4)
in the case of each Institutional Investor, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable Securitization Regulation) or (ii) is established in a third country (being (x) in respect of the EU Securitization Regulation, a country other than an EU member state, or (y) in respect of the UK Securitization Regulation, a country other than the UK), the originator or original lender grants all the credits giving rise to the underlying exposures on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits and has effective systems in place to apply those criteria and processes in order to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The Due Diligence Requirements further require that prior to holding a securitisation position, an Institutional Investor, other than the originator, sponsor or original lender, carry out a due diligence assessment which enables it to assess the risks involved, including but not limited to (a) the risk characteristics of the individual securitisation position and the underlying exposures; and (b) all the structural features of the securitization that can materially impact the performance of the securitisation position, including the contractual priorities of payment and priority of payment-related triggers, credit enhancements, liquidity enhancements, market value triggers, and transaction-specific definitions of default.
In addition, pursuant to the applicable Due Diligence Requirements, while holding a securitization position, an Institutional Investor, other than the originator, sponsor or original lender, is subject to various ongoing monitoring obligations, including but not limited to: (a) establishing appropriate written procedures to monitor compliance with the Due Diligence Requirements and the performance of the securitisation position and of the underlying exposures; (b) performing stress tests on the cash flows and collateral values supporting the underlying exposures or, in the absence of sufficient data on cash flows and collateral values, stress tests on loss assumptions, having regard to the nature, scale and complexity of the risk of the securitisation position; (c) ensuring internal reporting to its management body so that the management body is aware of the material risks arising from the securitisation position and so that those risks are adequately managed; and (d) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the securitisation position and underlying exposures and that it has implemented written policies and procedures for the risk management of the securitisation position and for maintaining records of (i) the verifications and due diligence in accordance with the applicable Due Diligence Requirements and (ii) any other relevant information.
Any Institutional Investor that fails to comply with the applicable Due Diligence Requirements in respect of a securitization position which it holds may become subject to a range of regulatory sanctions including, in the case of a credit institution, investment firm, insurer or reinsurer, a punitive regulatory capital charge with respect to such securitization position, or, in certain other cases, a requirement to take corrective action.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
Japanese Risk Retention
. The Japanese Financial Services Agency (the “
JFSA
”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “
JRR Rule
”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “
Japanese Retention Requirement
”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “
Japanese Affected Investors
”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, precedent
or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.
Private Funds Rule
. On February 9, 2022, the SEC proposed certain rules and amendments under the Investment Advisers Act of 1940, as amended, to enhance the regulations applicable to private fund advisers (the “
Proposed Private Fund Rules
”) that, if adopted in their current form, would affect investment advisers such as the CLO collateral managers, by, among other things, (i) requiring such managers to comply with additional reporting and compliance obligations, (ii) prohibiting certain types of preferential treatment, including, among other things, the provision of information regarding portfolio holdings of the private fund, and (iii) prohibiting or imposing requirements on certain business practices, including prohibiting certain types of indemnification (which could include indemnification provided for in the CLO’s management agreement) and requiring fairness opinions for adviser-led
secondary transactions. Because most CLOs in which we invest rely on Section 3(c)(7) of the 1940 Act, each such CLO will be considered a “private fund” within the meaning of the Proposed Private Fund Rules. The costs in complying with certain of the reporting and compliance obligations under the Proposed Private Fund Rules could be substantial, and it is unclear if the costs of preparing such reports would be borne by the CLO or the CLO’s collateral manager. If the CLOs in which we invest are responsible for such expenses, it could affect the return on our investments in CLO securities. In addition, if any CLO collateral manager were prohibited from discussing the underlying portfolio of CLO assets with investors, entirely or absent highly specific disclosure, it could result in a reduction or elimination of any CLO collateral manager’s ability to provide information to us relating to such CLO’s assets other than the reporting required by the CLO’s transaction documents. In addition, the Proposed Private Fund Rules could adversely affect a CLO’s ability to consummate a refinancing or other optional redemption. As a result, adoption of the Proposed Private Fund Rules could have a material and adverse effect on the market value and/or liquidity of the CLO securities in which we invest.
The SEC staff could modify its position on certain
non-traditional
investments, including investments in CLO securities.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or could cause us to take certain actions that may result in an adverse impact on our Shareholders, our financial condition and/or our results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.
General Risk Factors
Market disruptions may negatively impact the Fund’s operations and performance.
The U.S. capital markets have experienced extreme volatility and disruption following the spread of
COVID-19
in the United States and the conflict between Russia and Ukraine. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain
U.S
. and
non-U.S.
banks, which could be harmful to the Fund and issuer in it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Uncertainty around Brexit may create risks for the Fund.
On June 23, 2016, the UK held a referendum on whether to remain a member state of the EU, in which voters favored the UK’s withdrawal from the EU, an event widely referred to as “Brexit.” The UK ceased to be a member state of the EU on January 31, 2020, and the transition period provided for in the withdrawal agreement entered by the UK and the EU ended on December 31, 2020. In December 2020, the UK and the EU agreed on a trade and cooperation agreement, which was subsequently ratified by the parties. The trade and cooperation agreement covers the general objectives and framework of the relationship between the UK and the EU. The impact of Brexit on the UK and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth.
At this time, it is difficult to predict precisely the effects of the UK’s withdrawal from the EU and what the economic, tax, fiscal, legal, regulatory and other implications will be for the private investment funds industry and the broader European and global financial and real estate markets generally and for the Fund and its investments specifically. Given the size and importance of the UK’s economy, uncertainty or unpredictability about its legal, political and/or economic relationships with Europe is now, and may continue to be for the foreseeable future, a source of instability, significant currency fluctuations and/or other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). In addition, the UK’s withdrawal from the EU could have a destabilizing effect in which other member states may consider withdrawing from the EU. The decision for any other member state to withdraw from the EU could exacerbate such uncertainty and instability and may present similar and/or additional potential risks and consequences for the Fund, its investments and its ability to fulfill its investment objective.
We are subject to risks associated with terrorism.
Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.
Social unrest may adversely impact the Fund.
Events concerning discrimination, race relations and inequality have in the recent past led to protests, demonstrations, marches and other forms of political and social unrest on a local, regional, national and international level as well as rioting in some instances. Such unrest, which has ranged from peaceful to in some instances, violent, has resulted in curfews, the deployment of the national guard and other local and national interference, and social unrest could lead to increased political and social volatility and uncertainty. While the overall effect of such unrest remains unknown, investors should note that this type of volatility and uncertainty could materially and adversely impact the securities and other assets in which the Fund invests.
We are subject to risks related to changes in law
.
Government counterparties or agencies may have the discretion to change or increase regulation of an investment’s operations or implement laws or regulations affecting the investment’s operations, separate from any contractual rights it may have. An investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by an investment or gains recognized by the Fund on its investment, that could impact the Fund’s return on investment with respect to such investment.
We are subject to risks related to force majeure events.
Our investments may be affected by force majeure
events
(i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, trade war, cyber security breaches, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party, such as a CLO manager or a service provider to the Fund, to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the world economy and international business activity generally.
We are subject to risks related to cybersecurity and other disruptions to information systems.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. The table further assumes that we incur leverage representing 25% of our total assets and a projected annual rate of interest on the borrowings of 8%.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(16.00)%	(9.33)%	(2.67)%	4.00%	10.67%

Return at Minus Ten [Percent]		(16.00%)
Return at Minus Five [Percent]		(9.33%)
Return at Zero [Percent]		(2.67%)
Return at Plus Five [Percent]		4.00%
Return at Plus Ten [Percent]		10.67%
Share Price [Table Text Block]
PRICE RANGE OF COMMON SHARES
Our common shares began trading on May 29, 2019 and are currently traded on the NYSE under the symbol “CCIF.” Prior to July 27, 2023, the Fund’s common shares traded on NYSE under the symbol “VCIF.” The following table lists the high and low closing sale price for our common shares, the high and low closing sale price as a percentage of NAV and distributions declared per common share for each quarter since October 1, 2020.

		Closing Sales Price		Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)	Distributions Declared (3)
Period	NAV (1)	High	Low
Fiscal year ending September 30, 2021
First quarter	12.01	10.215	9.64	(14.90)%	(19.70)%	0.3950
Second quarter	11.70	10.49	9.84	(10.30)%	(15.90)%	0.2395
Third quarter	11.85	10.90	10.18	(8.00)%	(14.10)%	0.2360
Fourth quarter	11.69	10.84	10.28	(7.30)%	(12.10)%	0.2367
Fiscal year ending September 30, 2022 (4)
First quarter	11.32	10.69	9.98	(5.60)%	(11.80)%	0.3381
Second quarter	10.97	10.33	9.77	(5.80)%	(10.90)%	0.2271
Third quarter	10.65	10.00	9.07	(6.10)%	(14.80)%	0.2194
Fourth quarter	10.39	9.75	8.90	(4.10)%	(12.50)%	0.2139
Fiscal year ending September 30, 2023 (5)
First quarter	10.26	9.528	8.465	(7.10)%	(17.50)%	0.2068
Second quarter	10.15	10.10	8.61	(0.49)%	(15.17)%	0.2050
Third quarter	9.96	10.03	9.70	0.70%	(2.61)%	0.2022
Fourth quarter

(1)
NAV per common share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per common share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.

(2)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
(3)
Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per common share that we have declared on our common shares in the specified quarter. Tax characteristics of distributions will vary.

(4)	For the fiscal year ending September 30, 2022, distributions made by us were comprised, in part, of a return of capital, as calculated on a per common share basis, of $0.088 per common share.
(5)
For the fiscal quarter ending December 31, 2022, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1253 per common share. For the fiscal quarter ending March 31, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.0699 per common share. For the fiscal quarter ending June 30, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1021 per common share.

Common shares of
closed-end
management investment companies may trade at a market price that is less than the NAV that is attributable to those
common shares. The possibility that our common shares of will trade at a discount to NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether our common shares will trade at, above or below NAV in the future. Our NAV per common share was $
8.52
as of

August 31
, 2023. The closing sales price for common shares on the NYSE on
September 2
6
, 2023 was
$
8.21
, which represented a
3.64
% discount to NAV per common share.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR COMMON SHARES
The following description is based on relevant portions of the Delaware Statutory Trust Statute and our Declaration of Trust and
By-laws.
This summary is not necessarily complete, and we refer you to the Delaware Statutory Trust Statute, Declaration of Trust and
By-laws
for a more detailed description of the provisions summarized below.
General
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on April 8, 2011. The Fund’s Declaration of Trust was amended and restated in connection at Closing. The Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of common shares of beneficial interest. The Trustees have authorized an unlimited number of common shares. The Fund holds annual meetings of its Shareholders. As of September 22, 2023,
11,661,159
 common shares were outstanding, of which none were owned by the Fund.
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional common shares of beneficial interest, no par value, as well as the other securities described in this Prospectus. Each common share of beneficial interest of the Fund represents an equal proportionate interest in the assets of the Fund with each other common share of beneficial interest in the Fund. Holders of common shares of beneficial interest will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its Shareholders of common shares of beneficial interest after payment of Fund operating expenses including interest on outstanding borrowings, if any, monthly and no less frequently than annually. Dividends declared on common shares will be automatically reinvested in additional common shares of the Fund, unless a common shareholder elects to opt-out.
See “
Dividend Reinvestment Plan
.” The 1940 Act may limit the payment of dividends to the holders of common shares. Each whole common share of beneficial interest shall be entitled to one vote, and each fractional share shall be entitled to a vote of such fraction, as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its Shareholders. The common shares of beneficial interest as well as the other securities described in this Prospectus are not liable to further calls or to assessment by the Fund. There are no pre-emptive
rights associated with the common shares of beneficial interest or other securities described in this Prospectus. The Declaration of Trust provides that the Fund’s common shareholders are not liable for any liabilities of the Fund. Although common shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates. However, a share certificate may be issued at the
Fun
d’s discretion for any or all of the full common shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each Shareholder upon which the registration of common shares are recorded, and transfers, permitted only in rare circumstances, such as death, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a Shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

DESCRIPTION
OF OUR PREFERRED SHARES
In addition to common shares, our Declaration of Trust authorizes the issuance of preferred shares. As of September 22, 2023, we did not have any preferred shares outstanding. If we offer preferred shares under this prospectus, we will provide an appropriate prospectus supplement. We may issue preferred shares from time to time in one or more classes or series, without Shareholder approval. Prior to issuance of shares of each class or series, our Board is required by Delaware law and by our Declaration of Trust to set, subject to the express terms of any of our then outstanding classes or series of shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Any such issuance must adhere to the requirements of the 1940 Act, Delaware law and any other limitations imposed by law.
The 1940 Act limits our flexibility as to certain rights and preferences of the preferred shares. In particular, every share issued by the Fund must be voting shares and have equal voting rights with every other outstanding class of voting shares, except to the extent that the shares satisfies the requirements for being treated as a senior security, which requires, among other things, that:

•
immediately after issuance and before any distribution is made with respect to shares, we must meet a coverage ratio of total assets (less total liabilities other than indebtedness) to total indebtedness plus preferred shares, of at least 200%; and

•
the holders of preferred shares must be entitled as a class to elect two trustees at all times and to elect a majority of the trustees if and for so long as dividends on the preferred shares are unpaid in an amount equal to two full years of dividends on the preferred shares.

The features of the preferred shares are further limited by the requirements applicable to RICs under the Code.
For any class or series of preferred shares that we may issue, our Board will determine and the prospectus supplement relating to such class or series will describe:

•	the designation and number of shares of such class or series;

•
the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such class or series, as well as whether such dividends are participating or non-participating;

•	any provisions relating to convertibility or exchangeability of the shares of such class or series, including adjustments to the conversion price of such class or series;

•	the rights and preferences, if any, of holders of shares of such class or series upon our liquidation, dissolution or winding up of our affairs;

•	the voting powers, if any, of the holders of shares of such class or series;

•	any provisions relating to the redemption of the shares of such class or series;

•	any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such class or series are outstanding;

•	any conditions or restrictions on our ability to issue additional shares of such class or series or other securities;

•	if applicable, a discussion of certain U.S. federal income tax considerations; and

•	any other relative powers, preferences and participating, optional or special rights of shares of such class or series, and the qualifications, limitations or restrictions thereof.
All preferred shares that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by our Board, and all shares of each class or series of preferred shares will be identical and of equal rank except as to the dates from which dividends, if any, thereon will be cumulative.
DESCRIPTION OF OUR SUBSCRIPTION RIGHTS
We may issue subscription rights to our Shareholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our Shareholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our Shareholders on the record date that we set for receiving subscription rights in such subscription rights offering.
The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

•
the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);

•	the title of such subscription rights;

•	the exercise price for such subscription rights (or method of calculation thereof);

•	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);

•	the number of such subscription rights issued to each Shareholder;

•	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);

•	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•	any termination right we may have in connection with such subscription rights offering; and

•	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Additionally, any transferrable rights for common stock will comply with the following conditions:

•	the offering fully protects shareholders preemptive rights and does not discriminate among shareholders;

•	management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights;

•	ratio of offering does not exceed one new share for each three rights held; and

•	the Board makes good faith determination that the offering would result in a net benefit to existing shareholders.
Exercise of Subscription Rights
Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of common shares at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the common shares purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than Shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.
Dilutive Effects
Any Shareholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of Shareholders who do not fully exercise their subscription rights. Further, because the net proceeds per common share from any rights offering may be lower than our then current net asset value per common share, the rights offering may reduce our net asset value per common share. The amount of dilution that a Shareholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common shares could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional common shares may be issued upon completion of such rights offering. All of our Shareholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.
DESCRIPTION OF OUR DEBT SECURITIES
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities we may issue are governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “
—
Events of Default — Remedies if an Event of Default Occurs
.” Second, the trustee performs certain administrative duties for us with respect to our debt securities.
This section includes a description of the material provisions of the indenture. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. We will file the indenture with the SEC. In addition, we will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “
Additional Information
” for information on how to obtain a copy of the indenture once available.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including among other things:

•	the designation or title of the series of debt securities;

•	the total principal amount of the series of debt securities;

•	the percentage of the principal amount at which the series of debt securities will be offered;

•	the date or dates on which principal will be payable;

•	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

•	the terms for redemption, extension or early repayment, if any;

•	the currencies in which the series of debt securities are issued and payable;

•
whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•	the place or places, if any, other than or in addition to the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;

•	the denominations in which the offered debt securities will be issued ;

•	the provision for any sinking fund;

•	any restrictive covenants;
•	any Events of Default (as described below);

•	whether the series of debt securities are issuable in certificated form;

•	any provisions for defeasance or covenant defeasance;

•	if applicable, a discussion of certain U.S. federal income tax considerations;

•
whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

•	the listing, if any, on a securities exchange; and

•	any other terms.
Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.
For purposes of this prospectus, any reference to the payment of principal of or premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.
While any indebtedness and other senior securities remain outstanding, we must make provisions to prohibit any distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see

“
Risk Factors — Risks Relating to Our Business and Structure — Regulations governing our operation as a registered closed-end
management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.
”

Other Security, Description [Text Block]
DESCRIPTION OF OUR SECURITIES
This prospectus contains a summary of our common shares, preferred shares, subscription rights and debt securities. These summaries are not meant
to be a complete description of each security. However, this prospectus and the accompanying prospectus supplement will contain the material terms and conditions for each security being offered thereby.
The following are our authorized and outstanding classes of securities as of September 22, 2023:

Title of Class	Amount Authorized	Amount Held By Fund	Amount Outstanding
Shares of Beneficial Interest	Unlimited	None	11,661,159 shares

*
Prior to the Closing, the Fund was authorized to issue an unlimited number of common shares, subject to a $1 billion limit on the Fund, which would represent 120,918,984 shares assuming $8.27 NAV. Under the Declaration of Trust, the Fund is authorized to issue an unlimited number of common shares and is not subject to a dollar limit on the size of the Fund.

Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		11,661,159
Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments
Our investments in CLO securities and other structured finance securities involve certain risks.
Investments in CLO securities involve certain risks. CLOs and other structured finance securities are generally backed by an asset or a pool of credit-related assets that serve as collateral. The Fund and other investors in CLO securities ultimately bear the credit risk of the underlying collateral. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches. CLOs may present risks similar to those of the other types of credit investments, including default (credit), interest rate and prepayment risks and, in fact, such risks may be of greater significance in the case of CLOs. For example, investments in junior debt and equity securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO junior debt and equity tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently.
In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments.
Investing in senior secured loans indirectly through CLO securities involves particular risks.
We obtain exposure to underlying senior secured loans through our investments in CLOs, but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty.
In addition, the portfolios of certain CLOs in which we invest may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which we may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that we invest in hold covenant-lite loans, our CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Our investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.
Our portfolio of investments may lack diversification among CLO securities which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
Our portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with our qualification as a RIC under the Code, we do not have fixed guidelines for diversification, we do not have any limitations on the ability to invest in any one CLO, and our investments may be concentrated in relatively few CLO securities. As our portfolio may be less diversified than the portfolios of some larger funds, we are more susceptible to risk of loss if one or more of the CLOs in which we are invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. We may also invest in multiple CLOs managed by the same CLO collateral manager, thereby increasing our risk of loss in the event the CLO collateral manager were to fail, experience the loss of key portfolio management employees or sell its business.
Failure to maintain a broad range of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.
We may be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring together.
Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
Our portfolio is focused on securities issued by CLOs and related investments, and the CLOs in which we invest may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the CLO industry or in any particular industry that the CLOs in which we invest are concentrated could significantly impact the aggregate returns we realize.
Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
The failure by a CLO in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to us. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments we, as holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.
Negative loan ratings migration may also place pressure on the performance of certain of our investments.
Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, if an asset’s credit rating were to decrease and descend to a lower credit level, also known as a negative rating migration, it could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on our NAV and cash flows.
Our investments in CLOs and other investment vehicles result in additional expenses to us.
We invest in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent we so invest, will bear our ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees. In addition to the management and performance fees borne by our investments in CLOs we also remain obligated to pay management and incentive fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles, including CLOs. With respect to each of these investments, each holder of our common shares bears his or her share of the management and incentive fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying advisor and other expenses of any investment vehicles in which we invest.
In the course of our investing activities, we pay management and incentive fees to the Adviser and reimburse the Adviser for certain expenses it incurs. As a result, investors in our securities invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.
Our investments in CLO securities may be less transparent to us and our Shareholders than direct investments in the collateral.
We invest primarily in equity and junior debt tranches of CLOs and other related investments. Generally, there may be less information available to us regarding the collateral held by such CLOs than if we had invested directly in the debt of the underlying obligors. As a result, our Shareholders do not know the details of the collateral of the CLOs in which we invest or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to us as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. Our CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.
CLO investments involve complex documentation and accounting considerations.
CLOs and other structured finance securities in which we invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
The accounting and tax implications of the CLO investments that we make are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or “GAAP,” based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within our fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows are reflected in a constant yield to maturity.
We are dependent on the collateral managers of the CLOs in which we invest, and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments; however, we, as investors of the CLO, typically do not have any direct contractual relationship with the collateral managers of the CLOs in which we invest. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, such CLO collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which we invest; therefore, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of notes in which we are invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, we may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to us as investors in the CLO. In addition, to the extent we invest in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by us to the extent the CLO is required to indemnify its collateral manager for such liabilities.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, we are not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.
The collateral managers of the CLOs in which we invest may not continue to manage such CLOs.
Given that we invest in CLO securities issued by CLOs which are managed by unaffiliated collateral managers, we are dependent on the skill and expertise of such managers. We believe our Adviser’s ability to analyze and diligence potential CLO managers differentiates our approach to investing in CLO securities. However, we cannot assure you that, for any CLO we invest in, the collateral manager in place when we invest in such CLO securities will continue to manage such CLO through the life of our investment. Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.
Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
Some of the CLOs in which we invest may constitute “passive foreign investment companies,” or “
PFICs
.” If we acquire interests in PFICs that are treated as equity for U.S. federal income tax purposes (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), we may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such investments even if such income is distributed as a taxable dividend by us to our Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions or gains, but such elections (if available) may require us to recognize income in any year in excess of our distributions from PFICs and our proceeds from dispositions of our investments in PFICs, and such income would nevertheless be subject to the distribution requirement necessary to maintain our tax treatment as a RIC. For instance, if we were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund, or a “QEF,” under the Code, we would be required to include in income each year our share of the PFIC’s ordinary earnings and net capital gains for such year regardless of whether we receive any distributions from the PFIC. Treasury Regulations generally treat our income inclusion with respect to a PFIC with respect to which we have made a QEF election as qualifying income for purposes of determining our ability to be subject to tax as a RIC if either (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may be restricted in our ability to make QEF elections with respect to our holdings in issuers that could be treated as PFICs in order to ensure our continued tax treatment as a RIC and/or maximize our after-tax
return from these investments. As an alternative to a QEF election, we may be able to elect mark-to-market
treatment for any equity investments in a PFIC. See “
U.S. Federal Income Tax Matters — Taxation of the Fund.
”
If we hold 10% or more (by vote or value) of the interests treated as equity for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to our pro rata share of the corporation’s “subpart F income” for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, such income will be subject to the distribution requirement necessary to maintain our tax treatment as a RIC regardless of whether or not the CFC makes an actual distribution during such tax year. Treasury Regulations generally treat our income inclusion with respect to a CFC as qualifying income for purposes of determining our ability to be subject to tax as a RIC if either (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may limit and/or manage our holdings in issuers that could be treated as CFCs in order to ensure our continued tax treatment as a RIC and/or maximize our after-tax
return from these investments.
Because income from CLO securities will be subject to the distribution requirement necessary to maintain our tax treatment as a RIC, if we are required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
If a CLO in which we invest is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect our operating results and cash flows.
Each CLO in which we invest will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the Internal Revenue Service, or the “IRS,” otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.
If a CLO in which we invest fails to comply with certain U.S. tax reporting requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
The U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “
FATCA
”) impose a withholding tax of 30% on certain U.S. source periodic payments, including interest and dividends, to certain
non-U.S.
entities, including certain
non-U.S.
financial institutions and investment funds, unless such
non-U.S.
entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which we invest will be treated as
non-U.S.
financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which we invest fails to properly comply with these reporting requirements, certain payments to such CLO may be subject to the 30% withholding tax, which could reduce the amount available to distribute to equity and junior debt holders in such CLO, and therefore materially and adversely affect the fair value of the CLO’s securities and our operating results and cash flows.
Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, we can offer no assurances that we will deploy all of our capital in a timely manner or at all. Prospective investors should understand that we may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to us.
We and our investments are subject to interest rate risk.
Since we may incur leverage (including through issuance of preferred shares and/or debt securities) to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
Because of inflationary pressure, the U.S. government has recently increased interest rates. In a rising interest rate environment, any additional leverage that we incur may bear a higher interest rate than our current leverage. There may not, however, be a corresponding increase in our investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on our current investments, and any reduction in the rate of return on our current investments, could adversely impact our net investment income, reducing our ability to service the interest obligations on, and to repay the principal of, our indebtedness, as well as our capacity to pay distributions to our Shareholders. See “
— Benchmark Floor Risk
.”
The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow we receive on our CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to Shareholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Benchmark Floor Risk
. Because CLOs generally issue debt on a floating rate basis, an increase in the relevant Benchmark will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have Benchmark floors such that, when the relevant Benchmark is below the stated Benchmark floor, the stated Benchmark floor (rather than the Benchmark itself) is used to determine the interest payable under the loans. Therefore, if the relevant Benchmark increases but stays below the average Benchmark floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.

Transition from LIBOR Risk.
Although The London Interbank Offered Rate (“
LIBOR
”) is no longer published as of June 30, 2023, certain CLO securities in which we invest may continue to earn interest at (or, from the perspective of the Fund as CLO equity investor, obtain financing at) a floating rate based on LIBOR. LIBOR and other inter-bank lending rates and indices (together with LIBOR, the “IBORs”) are the subject of ongoing national and international regulatory reform. Most, but not all, LIBOR settings are now transitioned to alternative near risk-free rates (“
RFRs
”).
It is expected that many new financing arrangements entered into by the Fund will therefore likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a ‘backward’ looking basis and therefore are only known at the end of an interest period, whereas LIBOR is a ‘forward’ looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. As a result, it is possible that the use of RFRs may have an adverse effect on the Fund and therefore investors. For example, the efficacy of new financing arrangements entered into by the Fund may be less than expected or desired, which could reduce the returns available to investors.
Additionally, there may be difficulties with transitioning an existing financing arrangement from LIBOR to the applicable RFR. Such difficulties could adversely impact the Fund and therefore investors. For example, there may be delays or failures in meeting the conditions to amend such a financing arrangement and there may be mismatches if the reference rate cannot be remediated or if a hedge related to such financing arrangement and the financing arrangement itself cannot be transitioned to the same RFR at the same time. The potential impact of wider conceptual and operational differences between LIBOR and RFRs would also likely apply to remediation of these contracts in due course. In addition, higher borrowing costs may apply to the Fund’s financing arrangements.
Therefore, prospective investors should be aware that the Fund is likely to bear additional costs and expenses in relation to LIBOR discontinuation and the use of RFRs. Given the relative novelty of the use of RFRs in financial markets (as discussed in further detail above), the exact impact of the use of the RFRs remains to be seen. If the Fund does enter into a LIBOR-linked financing arrangement, there may be further costs or other adverse effects incurred by the Fund in relation to remediation of these to RFRs in due course.
Interest Rate Environment
. The senior secured loans underlying the CLOs in which we invest typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs in which we invest. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “
— Risks Related to Our Investments — Our investments are subject to prepayment risk
.”
Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have Benchmark floors, if the Benchmark is below the applicable Benchmark floor, there may not be corresponding increases in investment income which could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.
For detailed discussions of the risks associated with a rising interest rate environment, see “—
Risks Related to Our Investments
—
We and our investments are subject to interest rate risk
” and “—
Risks Related to Our Investments
—
We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities
.”
Our investments are subject to credit risk.
If (1) a CLO in which we invest, (2) an underlying asset of any such CLO or (3) any other type of credit investment in our portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both our income and NAV may be adversely impacted.
Non-payment
would result in a reduction of our income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment
and, potentially, a decrease in our NAV. With respect to our investments in CLO securities and credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment
of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, we could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent that the credit rating assigned to a security in our portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which we invest triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances. Heightened inflationary pressures could increase the risk of default by the Fund’s underlying obligors.
Our investments are subject to prepayment risk.
The assets underlying the CLO securities are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments are subject to prepayment risk. If the Fund or a CLO collateral manager is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Fund’s investment performance will be adversely impacted.
Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond our control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and the fair value of that asset.
In addition, in most CLO transactions, CLO debt investors, such as us, are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by us also give rise to reinvestment risk if we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
The use of leverage, whether directly or indirectly through investments such as CLO equity or junior debt securities that inherently involve leverage, may magnify our risk of loss. CLO equity or junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged ten times), and therefore the CLO securities in which we invest are subject to a higher degree of loss since the use of leverage magnifies losses.
We may incur leverage, directly or indirectly, through one or more special purpose vehicles (“SPVs”) (entities primarily engaged in investment activities in securities or other assets that are wholly owned by the Fund), indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, preferred shares, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and the Board deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which we invest or in derivative instruments in which we may invest. Accordingly, there is a layering of leverage in our overall structure. If the Fund elects to incur leverage through an SPV, any such vehicle will comply with all applicable statutory and regulatory requirements regarding affiliated transactions and custody under the 1940 Act. Additionally, the Fund will comply with all applicable 1940 Act provisions governing capital structure, leverage and investment policies on an aggregate basis with any potential use of an SPV. To the extent the Fund forms an SPV in the future, the Fund intends that the custodian of the SPV would be the Fund’s custodian.
The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our security holders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged. Currently, the Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets other than entities wholly owned by the Fund.
As a registered
closed-end
management investment company, we are required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings, including any notes), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stock (i.e., our preferred shares), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that we may incur, we may increase our leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in us may increase.
If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred shares, and could be required by law to sell a portion of our investments to repay some debt or redeem preferred shares when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that we employ will depend on the Adviser’s and the Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our ability to be subject to tax as a RIC under Subchapter M of the Code.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. The table further assumes that we incur leverage representing 25% of our total assets and a projected annual rate of interest on the borrowings of 8%.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(16.00)%	(9.33)%	(2.67)%	4.00%	10.67%

Our investments may be highly subordinated and subject to leveraged securities risk.
Our portfolio includes equity and junior debt investments in CLOs, which involve a number of significant risks. CLO equity and junior debt securities are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same CLO. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the face amount of the CLO debt and CLO equity of a CLO at inception exceed its total assets. The Fund will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs in which we are invested.
We and our investments are subject to risks associated with investing in risky and unrated, or “junk,” securities.
The CLO equity and junior debt securities in which we invest are typically rated below investment grade, or in the case of CLO equity securities unrated, and are therefore considered “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically higher yield investments. Investing in CLO equity and junior debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Fund’s performance.
We invest primarily in securities that are rated below investment grade or, in the case of CLO equity securities, are not rated by a nationally recognized statistical rating organization. The primary assets underlying our CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, risky bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CBO and CDO tranches, residential mortgage-backed securities, commercial mortgage-backed securities, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, we may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” Junk debt securities have greater credit and liquidity risk than investment grade obligations. Junk debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of junk debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.
Risks of junk debt securities may include:

(1)	limited liquidity and secondary market support;

(2)	substantial marketplace volatility resulting from changes in prevailing interest rates;

(3)	subordination to the prior claims of banks and other senior lenders;

(4)
the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the CLO issuer to reinvest premature redemption proceeds in lower-yielding debt obligations;

(5)	the possibility that earnings of the junk debt security issuer may be insufficient to meet its debt service;

(6)	the declining creditworthiness and potential for insolvency of the issuer of such junk debt securities during periods of rising interest rates and/or economic downturn; and

(7)	greater susceptibility to losses and real or perceived adverse economic and competitive industry conditions than higher grade securities.
An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and adversely affect the value of outstanding junk debt securities and the ability of the issuers thereof to repay principal and interest.

Issuers of junk debt securities may be highly leveraged and may not have available to them more traditional methods of financing. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk debt securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer may incur additional expenses to the extent it (or any investment manager) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.
A portion of the loans held by CLOs in which we invest may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from our investment in the CLO’s securities.
We are subject to risks associated with loan assignments and participations.
We, or the CLOs in which we invest, may acquire interests in loans either directly (by way of assignment, or “Assignments”) or indirectly (by way of participation, or “Participations”). The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, Participations acquired by us or the CLOs in which we invest in a portion of a debt obligation held by a selling institution, or the “Selling Institution,” typically result in a contractual relationship only with such Selling Institution, not with the obligor. We or the CLOs in which we invest would have the right to receive payments of principal, interest and any fees to which we (or the CLOs in which we invest) are entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, we or the CLOs in which we invest generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and we or the CLOs in which we invest may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, we or the CLOs in which we invest would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, we or the CLOs in which we invest will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to senior secured loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).

A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from ours, and the Selling Institution might not consider our interests in connection with its vote. In addition, many participation agreements with respect to senior secured loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par.
The lack of liquidity in our investments may adversely affect our business.
Generally, there is no public market for the CLO investments we target. As such, we may not be able to sell such investments quickly, or at all. If we are able to sell such investments, the prices we receive may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by us.
Prices of risky investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, we (or the CLOs in which we invest) may have difficulty disposing of certain risky investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment
grade risky investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in risky debt investments are also applicable to investments in lower rated loans.
The securities issued by CLOs generally offer less liquidity than other investment grade or risky corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that we may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, our ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent us from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.
We may be exposed to counterparty risk.
We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.
We may hold investments that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment, including declines that may occur during an applicable stay period, the inability to realize any gains on our investment during such period and fees and expenses incurred in enforcing our rights.

In addition, with respect to certain swaps, neither a CLO nor we usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor we generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off
against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the CLOs nor we will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
We are subject to risks associated with defaults on an underlying asset held by a CLO.
Fund will be subject to risks associated with defaults on an underlying asset held by a CLO. A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that the Fund receives from its investments, adversely affect the fair value of the Fund’s assets and could adversely impact the Fund’s ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. The Fund could experience a complete loss of its investment in such a scenario.
In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off
of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of our portfolio.
We are subject to risks associated with loan accumulation facilities.
We may invest capital in LAFs, which are short- to medium-term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Fund may be responsible for either holding or disposing of the loans. This could expose the Fund primarily to credit and/or mark-to-market
losses, and other risks.
Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market
losses, and other risks. LAFs typically incur leverage from four to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.
We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO or other vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant CLO are not valid or not entitled to the treatment we expected when making our initial investment decision.
Various laws enacted for the protection of debtors may apply to the underlying assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to
non-U.S.
issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.
If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.
Our underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.
We are subject to risks associated with any hedging or Derivative Transactions in which we participate.
We may in the future purchase and sell a variety of derivative instruments. To the extent we engage in Derivative Transactions, we expect to do so to hedge against interest rate, credit, currency and/or other risks or for other investment or risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative Transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, illiquidity, leverage, volatility and over-the-counter,
or “OTC,” trading, operational and legal risks. A small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of Derivative Transactions we could lose the entire amount of our investment. In other types of Derivative Transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of Derivative Transactions that investors should understand before investing in our securities.
Counterparty risk
. Counterparty risk is the risk that a counterparty in a Derivative Transaction will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a Derivative Transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.
Correlation risk
. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the Derivative Transaction that are greater than the gain in the value of the underlying assets in our portfolio.
The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of our securities.
Liquidity risk
. Derivative Transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized
derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses. As a result, we may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk
. Trading in Derivative Transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.
Volatility risk
. The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them.
OTC trading
. Derivative Transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance
by the counterparty to such Derivative Transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market
pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries. Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily marked-to-market
pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.
We may be subject to risks associated with investments in ETFs.
We may invest in securities of ETFs and may otherwise invest indirectly in securities consistent with our investment objectives, including through a joint venture vehicle in which the Fund shares equal control of the vehicle with another party, subject to statutory limitations prescribed by the 1940 Act. These limitations include in certain circumstances a prohibition on us acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of our total assets in securities of any one investment company or more than 10% of our total assets in securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, we may invest in certain other investment companies (including ETFs and money market funds) and business development companies beyond these statutory limits or otherwise provided that certain conditions are met. We will indirectly bear our proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses that we regularly bear. We may only invest in other investment companies to the extent that the asset class exposure in such investment companies is consistent with the permissible asset class exposure for us had we invested directly in securities, and the portfolios of such investment companies are subject to similar risks as we are.
Investors will bear indirectly the fees and expenses of the CLO equity securities in which we invest.
Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.30% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to Shareholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash
return of its capital and achieved a specified “hurdle” rate.
We and our investments are subject to reinvestment risk.
As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce our return on investment and may have a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.
We and our investments are subject to risks associated with
non-U.S.
investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States. We may also invest in CLOs that hold collateral that are
non-U.S.
assets or otherwise invest in securities of
non-U.S.
issuers to the extent consistent with our investment strategies and objectives.
Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, international trade tensions may arise from time to time which could result in trade tariffs, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to the funds due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual
non-U.S.
countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
A portion of our investments may be denominated in foreign currencies.
A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund.
Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
As a registered
closed-end
management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations to us with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of our income available for distribution or to make payments on our other obligations in future periods.
If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital.
If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to our Shareholders. A return of capital distribution will generally not be taxable to our Shareholders. However, a return of capital distribution will reduce a Shareholder’s cost basis in our common shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those common shares are sold or otherwise disposed of.
A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
Some of the income and fees that we may recognize will not be qualifying income for purposes of the income source requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce our return on such income and fees.

Risks Relating to an Investment in Our Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to an Investment in Our Securities
Common shares of
closed-end
management investment companies frequently trade at discounts to their respective NAVs, and we cannot assure you that the market price of our common shares will not decline below our NAV per common share.
Common shares of
closed-end
management investment companies frequently trade at discounts to their respective NAVs and our common shares may also be discounted in the market. This characteristic of closed-end
management investment companies is separate and distinct from the risk that our NAV per common share may decline. We cannot predict whether our common shares will trade above, at or below our NAV per common share. The risk of loss associated with this characteristic of closed-end
management investment companies may be greater for investors expecting to sell common shares purchased in an offering soon after such offering. In addition, if our common shares trades below our NAV per common share, we will generally not be able to sell additional common shares to the public at market price except (1) in connection with a rights offering to our existing Shareholders, (2) with the consent of the majority of the holders of our common shares, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
The price of our common shares may be volatile and may decrease substantially.
The trading price of our common shares may fluctuate substantially. The price of our common shares that will prevail in the market may be higher or lower than the price you paid to purchase our common shares, depending on many factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include the following:

•	price and volume fluctuations in the overall stock market from time to time;

•	investor demand for our common shares;

•
significant volatility in the market price and trading volume of securities of registered closed-end
management investment companies or other companies in our sector, which are not necessarily related to the operating performance of these companies;

•	changes in regulatory policies or tax guidelines with respect to RICs or registered closed-end management investment companies;

•	failure to qualify as a RIC, or the loss of RIC status;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•	changes, or perceived changes, in the value of our portfolio investments;

•	departures of any members of the Senior Investment Team;

•	operating performance of companies comparable to us; or

•	general economic conditions and trends and other external factors.
We and the Adviser could be the target of litigation.
We or the Adviser could become the target of securities class action litigation or other similar claims if our common share price fluctuates significantly or for other reasons. The outcome of any such proceedings could materially adversely affect our business, financial condition, and/or operating results and could continue without resolution for long periods of time. Any litigation or other similar claims could consume substantial amounts of our management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on our financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, we could incur expenses associated with defending ourselves against litigation and other similar claims, and these expenses could be material to our earnings in future periods.
Sales in the public market of substantial amounts of our common shares may have an adverse effect on the market price of our common shares.
Sales of substantial amounts of our common shares or the availability of such common shares for sale, whether or not actually sold, could adversely affect the prevailing market price of our common shares. If this occurs and continues, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. For a discussion of the adverse effect that the concentration of beneficial ownership may have on the market price of our common shares, see
“— Risks Related to Our Business and Structure — Significant Shareholders may control the outcome of matters submitted to our Shareholders or adversely impact the market price of our securities
.”
Our Shareholders will experience dilution in their ownership percentage if they do not participate in our dividend reinvestment plan.
All distributions declared in cash payable to Shareholders that are participants in our dividend reinvestment plan are automatically reinvested in our common shares. As a result, our Shareholders that do not participate in our dividend reinvestment plan will experience dilution in their ownership percentage of our common shares over time.
Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering.
In the event we issue subscription rights to purchase our common shares to existing Shareholders, Shareholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in common share ownership because we do not know at this time what proportion of the common shares will be purchased as a result of the offer.
In addition, if the subscription price is less than our net asset value per common share, then our Shareholders would experience an immediate dilution of the aggregate net asset value of their common shares as a result of the offer. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per common share will be on the expiration date of the rights offering or what proportion of the common shares will be purchased as a result of the offer. Such dilution could be substantial.
The impact of tax law changes on us, our securityholders and our investments is uncertain.
Changes in tax laws, regulations or administrative interpretations thereof could adversely affect us, our securityholders and the entities in which we invest. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in us.
Future issuances of preferred shares or debt securities may cause the NAV and market value of our common shares to be more volatile.
Any future issuances of preferred share
s
or debt securities or other indebtedness, may cause the NAV and market value of our common shares to become more volatile. If the dividend rate on the preferred share
s
or interest rate payable on our indebtedness were to approach the net rate of return on our investment portfolio, the benefit of leverage to the common Shareholders would be reduced. If the dividend rate on the preferred shares or interest rate payable on our indebtedness were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the common Shareholders than if we had not issued preferred shares or incurred any indebtedness. Any decline in the NAV of our investments would be borne entirely by the common Shareholders. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the common Shareholders than if we were not leveraged through the issuance of preferred shares and debt securities. This greater NAV decrease would also tend to cause a greater decline in the market price for our common shares. We might be in danger of failing to maintain the required asset coverage of the preferred shares or indebtedness or of losing our ratings, if any, on the preferred shares or indebtedness or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred shares or interest payments on our indebtedness. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred shares or debt. In addition, we would pay (and the common Shareholders would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares or indebtedness, including higher advisory fees if our total return exceeds the dividend rate on the preferred shares.
Increases in market yields would result in a decline in the price of any future issuances of preferred shares or debt securities.
The prices of fixed income investments vary inversely with changes in market yields. If the market yields on securities comparable to any future issuance by the Fund of preferred shares or debt securities increase, it would result in a decline in the secondary market price of the Fund’s preferred shares or debt securities.
Future issuances of debt securities may be unsecured and therefore effectively subordinated to any secured indebtedness we may incur in the future.
Future issuances of debt securities may not secured by any of our assets or any of the assets of our subsidiaries. As a result, those debt securities will be subordinated to any secured indebtedness we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of our debt securities.
An active trading market for future issuances of debt securities may not exist, which could adversely affect the market price of those debt securities or a holder’s ability to sell them.
Future debt securities may be listed on the NYSE. However, we cannot provide any assurances that an active trading market for those debt securities will exist in the future or that you will be able to sell our debt securities. Even if an active trading market does exist, our debt securities may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. To the extent an active trading market does not exist, the liquidity and trading price for our debt securities may be harmed. Accordingly, holders may be required to bear the financial risk of an investment in our debt securities for an indefinite period of time.
A downgrade, suspension or withdrawal of any future credit rating assigned by a rating agency to us or any future issuances of preferred shares or debt securities, if any, or change in the debt markets could cause the liquidity or market value of our preferred shares or debt securities to decline significantly.
Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of any issuances of preferred shares or debt securities. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of our preferred shares and debt securities. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligations to obtain or maintain any credit ratings or to advise holders of our preferred shares or debt securities of any changes in any credit ratings. There can be no assurance that any credit ratings will be assigned to us or remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if, in their judgment, future circumstances relating to the basis of the credit rating, such as adverse changes in the Fund, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of our preferred shares and debt securities.
The indenture that will govern our debt securities will contain limited protection for holders of our debt securities.
The indenture that will govern future issuances of our debt securities will offer limited protection to holders of our debt securities. The terms of the indenture do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in our debt securities. In particular, the terms of the indenture do not place any restrictions on our or our subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to our debt securities, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to our debt securities to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore would rank structurally senior to our debt securities and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to our debt securities with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act or any successor provisions;

•
pay distributions or dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to our debt securities, other than a distribution, dividend or purchase that would cause a violation of Section 18(a)(1)(B) of the 1940 Act or any successor provisions;

•	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•	enter into transactions with affiliates;

•	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
Furthermore, the terms of the indenture do not protect holders of our debt securities in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity, except as required under the 1940 Act.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of our debt securities may have important consequences for you as a holder of our debt securities, including making it more difficult for us to satisfy our obligations with respect to our debt securities or negatively affecting the trading value of our debt securities.
Other debt we issue or incur in the future could contain more protections for its holders than the indenture and our debt securities, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of our debt securities.
Any optional redemption provision may materially adversely affect the return on our debt securities.
Our debt securities may be redeemable in whole or in part at any time or from time to time at our sole option as set forth in the applicable indenture or otherwise. We may choose to redeem any of our debt securities at times when prevailing interest rates are lower than the interest rate paid on the applicable debt securities. In this circumstance, holders may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the debt securities being redeemed.
If we default on our obligations to pay our other indebtedness, we may not be able to make payments on our debt securities.
Any future indebtedness or under other indebtedness to which we may be a party that is not waived by the required lenders or holders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on our debt securities and substantially decrease the market value of our debt securities. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing any future indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders of the debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders of any debt that we may incur in the future to avoid being in default. If we breach our covenants under our debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders of the debt. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because any future debt will likely have customary cross-default provisions, if the indebtedness thereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “
Description of Our Debt Securities
”
FATCA withholding may apply to payments to certain foreign entities.
Payments made under our securities to a foreign financial institution, or “FFI,” or non-financial
foreign entity, or “NFFE” (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under FATCA. This withholding tax may apply to certain payments of interest on our debt securities or dividends on our shares unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any of our debt securities or shares are held, the holder could be subject to this 30% withholding tax in respect of any interest paid on our debt securities or dividends on our shares. You should consult your own tax advisors regarding FATCA and how it may affect your investment in our securities.

Risks Relating to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Our Business and Structure
The Adviser has not previously operated an exchange-listed fund with this investment strategy.
While the Adviser has managed private CLO equity funds, it has not previously operated an exchange-listed fund with
this investment strategy
and
as a result there is no track record or history on which prospective investors can base their investment decision. We are subject to the business risks and uncertainties associated with implementation of a new investment strategy for an exchange-listed fund, including the risks associated with being a public reporting company, the risks that we will not achieve our investment objective, and the value of a Shareholder’s investment could decline substantially or become worthless. While we believe that the past professional experiences of CGCIM’s investment team managing similar investment strategies for private and registered funds will increase the likelihood that CGCIM will be able to manage the Fund successfully, there can be no assurance that this will be the case.
Our investment portfolio is recorded at fair value in accordance with the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Board, in accordance with Rule
2a-5
under the 1940 Act. Typically, there is no public market for the type of investments we target. As a result, we value these securities at least quarterly based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight of the Board.
The determination of fair value and, consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by the Board. Certain factors that may be considered in determining the fair value of our investments include non-binding
indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions utilized by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those we hold, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments.
See
“
Determination of Net Asset Value
.”
Our financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.
Our ability to achieve our investment objectives depends on the Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s ability to identify, evaluate and monitor, and our ability to acquire, investments that meet our investment criteria.
Accomplishing our investment objectives on a cost-effective basis is largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described in this prospectus, it could adversely impact our ability to pay dividends or make distributions. In addition, because the trading methods employed by the Adviser on our behalf are proprietary, Shareholders will not be able to determine details of such methods or whether they are being followed.
We are reliant on CGCIM continuing to serve as the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
We are reliant on key personnel at CGCIM.
The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
We expect to rely to on Carlyle’s existing relationships to a significant extent.
The Fund expects that Carlyle will depend on its existing relationships with private equity sponsors, investment banks and commercial banks, and the Fund expects to rely to a significant extent upon these relationships for purposes of potential investment opportunities. If Carlyle fails to maintain its existing relationships or develop new relationships with other sources or sponsors of investment opportunities, the Fund may not be able to expand its investment portfolio. In addition, individuals with whom Carlyle has relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.
The highly competitive market in which we operate may limit our investment opportunities.
The market for CLO securities is more limited than the market for other credit related investments. We can offer no assurances that sufficient investment opportunities for our capital be available.
The Fund competes for investments with other
closed-end
funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
The risk of our investments may not be commensurate with the returns.
No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.
The Adviser, senior management and employees have certain conflicts of interest.
The Adviser is an entity in which the Fund’s Interested Trustees, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
There may be conflicts of interest related to obligations that the Adviser has with respect to the allocation of investment opportunities.
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “
Advised Funds
”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.
The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers),
principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Adviser or other funds managed by the Adviser or its affiliates, including Carlyle. The Fund is also not permitted to make any co-investments
with Carlyle or its affiliates (including any fund managed by Carlyle or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The SEC has granted exemptive relief that permits the Fund and certain present and future funds advised by Carlyle-controlled investment advisers to co-invest
in suitable negotiated investments.
Co-investments
made under the exemptive relief are subject to compliance with the conditions and other requirements contained in the exemptive relief, which could limit the Fund’s ability to participate in a co-investment
transaction.
The Adviser, its affiliates and their clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Adviser. Certain other Advised Funds pay the Adviser or its affiliates greater performance-based compensation, which could create an incentive for the Adviser or an affiliate to favor such investment fund or account over the Fund.
Certain personnel of the Adviser and their management may face conflicts in their time management and commitments.
The Fund’s executive officers and trustees, other current and future principals of the Adviser and certain members of the Adviser’s investment committee may serve as officers, trustees or principals of other entities and affiliates of the Adviser and funds managed by the Fund’s affiliates that operate in the same or a related line of business as the Fund does. Currently, the Fund’s executive officers, as well as the other principals of the Adviser, manage other funds affiliated with Carlyle, including other existing and future affiliated BDCs and registered closed-end
funds, including Carlyle Secured Lending, Inc., Carlyle Credit Solutions, Inc. and Carlyle Tactical Private Credit Fund. In addition, the Adviser’s investment team has responsibilities for sourcing and managing private debt investments for certain other investment funds and accounts. Accordingly, they have obligations to investors in those entities, the fulfillment of which may not be in the best interests of, or may be adverse to the interests of, the Fund and its Shareholders. Although the professional staff of the Adviser will devote as much time to management of the Fund as appropriate to enable the Adviser to perform its duties in accordance with the Investment Advisory Agreement, the investment professionals of the Adviser may have conflicts in allocating their time and services among the Fund, on the one hand, and investment vehicles managed by Carlyle or one or more of its affiliates on the other hand.
The Adviser and the Administrator each has the right to resign following a required notice period, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
The Adviser has the right, under the Investment Advisory Agreement, to resign at any time upon 60 days’ written notice, whether we have found a replacement or not. The Administrator has the right, under the Administration Agreement, to terminate the Administration Agreement upon 180 days’ written notice prior to the initial term expiration or renewal date. If the Adviser or the Administrator resigns, we may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within the notice period, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations, as well as our ability to make distributions to our Shareholders and other payments to securityholders, are likely to be adversely affected and the market price of our securities may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the Administrator and their affiliates. Even if we are able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with our investment objectives and operations would likely result in additional costs and time delays that may adversely affect our financial condition, business and results of operations.
Our success will depend on the ability of the Adviser to attract and retain qualified personnel in a competitive environment.
Our growth will require that the Adviser attract and retain new investment and administrative personnel in a competitive market. The Adviser’s ability to attract and retain personnel with the requisite credentials, experience and skills will depend on several factors including its ability to offer competitive compensation, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and business development companies) and traditional financial services companies, with which the Adviser will compete for experienced personnel have greater resources than the Adviser has.
Our incentive fee structure may incentivize the Adviser to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering
when it would otherwise be appropriate to do so.
The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If an investment defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible.
The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Additionally, the incentive fee payable by us to the Adviser may create an incentive for the Adviser to pursue investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in our investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable to the Adviser is based on our
Pre-Incentive
Fee Net Investment Income, as calculated in accordance with our Investment Advisory Agreement. This may encourage the Adviser to use leverage to increase the return on our investments, even when it may not be appropriate to do so, and to refrain from de-levering
when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of our securities. See “—
Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
.”
We may be obligated to pay the Adviser incentive compensation even if we incur a loss or with respect to investment income that we have accrued but not received.
The Adviser is entitled to incentive compensation for each fiscal quarter based, in part, on our
Pre-Incentive
Fee Net Investment Income, if any, for the immediately preceding calendar quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of our NAV, decreases in our NAV make it easier to achieve the performance threshold. Our
Pre-Incentive
Fee Net Investment Income for incentive compensation purposes excludes realized and unrealized capital losses or depreciation that we may incur in the fiscal quarter, even if such capital losses or depreciation result in a net loss on our statement of operations for that quarter. Thus, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter. In addition, we accrue an incentive fee on accrued income that we have not yet received in cash. However, the portion of the incentive fee that is attributable to such income will be paid to the Adviser, without interest, only if and to the extent we actually receive such income in cash.
The Adviser’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to us other `than to render the services called for under the agreement, and it is not responsible for any action of the Board in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment
Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.
The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the Senior Investment Team.
Although the Senior Investment Team manages other investment portfolios, including accounts using investment objectives, investment strategies and investment policies similar to ours, we cannot assure you that we will be able to achieve the results realized by such portfolios.
We may experience fluctuations in our NAV and quarterly operating results.
We could experience fluctuations in our NAV from month to month and in our quarterly operating results due to a number of factors, including the timing of distributions to our Shareholders, fluctuations in the value of the CLO securities that we hold, our ability or inability to make investments that meet our investment criteria, the interest and other income earned on our investments, the level of our expenses (including the interest or dividend rate payable on the debt securities or preferred shares we issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, our NAV and results for any period should not be relied upon as being indicative of our NAV and results in future periods.
The Board may change our operating policies and strategies without Shareholder approval, the effects of which may be adverse.
The Board has the authority to modify or waive our current operating policies, investment criteria and strategies, other than those that we have deemed to be fundamental, without prior Shareholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our securities. However, the effects of any such changes could adversely impact our ability to pay dividends and cause you to lose all or part of your investment.
Our management’s estimates of certain metrics relating to our financial performance for a period are subject to revision based on our actual results for such period.
Our management makes and publishes unaudited estimates of certain metrics indicative of our financial performance, including the NAV per common share and the range of NAV per common share on a monthly basis, and the range of the net investment income and realized gain/loss per common share on a quarterly basis. While any such estimate will be made in good faith based on our most recently available records as of the date of the estimate, such estimates are subject to financial closing procedures, the Adviser’s final determination of the fair value of our applicable investments as of the end of the applicable quarter and other developments arising between the time such estimate is made and the time that we finalize our quarterly financial results and may differ materially from the results reported in the audited financial statements and/or the unaudited financial statements included in filings we make with the SEC. As a result, investors are cautioned not to place undue reliance on any management estimates presented in this prospectus or any related amendment to this prospectus or related prospectus supplement and should view such information in the context of our full quarterly or annual results when such results are available.
We will be subject to corporate-level income tax if we are unable to maintain our RIC status for U.S. federal income tax purposes.
We can offer no assurance that we will be able to maintain our RIC status. To obtain and maintain RIC tax treatment under the Code, we must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if we distribute dividends to our shareholders each tax year of an amount generally at least equal to 90% of the sum of our net ordinary income, net tax-exempt
interest income, if any, and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because we use debt financing, we are subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if we obtain at least 90% of our income for each tax year from dividends, interest, gains from the sale of our securities or similar sources.
The asset diversification requirement will be satisfied if we meet certain asset composition requirements at the end of each quarter of our tax year. Failure to meet those requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If we fail to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets and the amount of income available for distributions, and the amount of any such distributions, to our Shareholders and the holders of our other securities.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we will include in income certain amounts that we have not yet received in cash, such as original issue discount , or “OID,” or market discount, which may arise if we acquire a debt security at a significant discount to par, or payment-in-kind
interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. We also may be required to include in income certain other amounts that we have not yet, and may not ever, receive in cash. Our investments in debt securities that pay payment-in-kind
interest may represent a higher credit risk than debt securities for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when our actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, we may recognize income before or without receiving cash representing such income, we may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. In addition, since our incentive fee is payable on our income recognized, rather than cash received, we may be required to pay advisory fees on income before or without receiving cash representing such income. Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
Our cash distributions to Shareholders may change and a portion of our distributions to Shareholders may be a return of capital.
The amount of our cash distributions may increase or decrease at the discretion of the Board, based upon its assessment of the amount of cash available to us for this purpose and other factors. Unless we are able to generate sufficient cash through the successful implementation of our investment strategy, we may not be able to sustain a given level of distributions and may need to reduce the level of our cash distributions in the future. Further, to the extent that the portion of the cash generated from our investments that is recorded as interest income for financial reporting purposes is less than the amount of our distributions, all or a portion of one or more of our future distributions, if declared, may comprise a return of capital. A return of capital distribution will generally not be taxable to our Shareholders. However, a return of capital distribution will reduce a Shareholder’s cost basis in our common shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those common shares are sold or otherwise disposed of. Accordingly, Shareholders should not assume that the sole source of any of our distributions is net investment income. Any reduction in the amount of our distributions would reduce the amount of cash received by our Shareholders and could have a material adverse effect on the market price of our common shares. See “
— Risks Related to Our Investments — Our investments are subject to prepayment risk
” and “
— Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations
.”
Our Shareholders may receive our common shares as distributions, which could result in adverse tax consequences to them.
In order to satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, we may declare a large portion of a distribution in our common shares instead of in cash even if a Shareholder has opted out of participation in the DRP. We do not intend to declare any portion of our distributions in our common shares. If, however, we do make such a declaration, as long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a Shareholder generally would be subject to tax on the distribution in the same manner as a cash distribution, even though most of the distribution was paid in our common shares.
We incur significant costs as a result of being a publicly traded company.
As a publicly traded company, we incur legal, accounting and other expenses, including costs associated with the periodic reporting requirements applicable to a company whose securities are registered under the Exchange Act as well as additional corporate governance requirements, including requirements under the Sarbanes-Oxley Act of 2002 and other rules implemented by the SEC.
Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our shareholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
In order to maintain our RIC tax treatment, we are required to distribute at least 90% of the sum of our net ordinary income, net tax-exempt
interest income, if any, and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and we will need additional capital to fund growth in our investment portfolio. If we fail to obtain additional capital, we could be forced to curtail or cease new investment activities, which could adversely affect our business, operations and results. Even if available, if we are not able to obtain such capital on favorable terms, it could adversely affect our net investment income.
A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital and negatively affect our business.
We may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which we invest or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which we directly or indirectly hold positions could impair our ability to carry out our business and could cause us to incur substantial losses. These factors are outside our control and could adversely affect the liquidity and value of our investments, and may reduce our ability to make attractive new investments.
In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of equity and debt securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact our investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the U.S. economy more generally could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
We may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
We also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact our income and NAV. In addition, if the value of our assets declines substantially, we may fail to maintain the minimum asset coverage imposed upon us by the 1940 Act. Any such failure would affect our ability to issue preferred shares, debt securities and other senior securities, including borrowings, and may affect our ability to pay distributions on our capital stock, which could materially impair our business operations. Our liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, we cannot be certain that we would be able to obtain debt financing on commercially reasonable terms, if at all. In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting our investment opportunities. Moreover, we are unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact our business.
If we are unable to refinance and/or obtain debt capital or issue preferred shares, the Fund’s operations could be materially adversely affected.
We may obtain debt financing or issue preferred shares in order to obtain funds to make additional investments and grow our portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and we may be unable to extend, refinance or replace such debt financings prior to their maturity. If we are unable to issue preferred shares or refinance and/or obtain additional debt capital on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow our business. Any such limitations on our ability to grow and take advantage of leverage may decrease our earnings, if any, and distributions to Shareholders, which in turn may lower the trading price of our securities. In addition, in such event, we may need to liquidate certain of our investments, which may be difficult to sell if required, meaning that we may realize significantly less than the value at which we have recorded our investments. Furthermore, to the extent we are not able to raise capital and are at or near our targeted leverage ratios, we may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.
Debt capital that is available to us in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which we can currently obtain debt capital. In addition, if we are unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, we may not be able to make new investments or operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business.
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
The Fund is a
non-diversified
investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act. Since the Fund will only participate in a limited number of investments, and since the Fund’s investments generally will involve a high degree of risk, poor performance by a few investments could severely affect the total returns to investors, which may be exacerbated by the use of leverage. See “
—
Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
.
”
In addition, the Fund cannot provide assurance as to the degree of diversification of the Fund’s investments. To the extent the Fund concentrates investments in a particular asset, investors will be subject to concentration levels higher than currently targeted for the Fund, which concentration would result in the Fund being more susceptible to fluctuations in value resulting from adverse economic, business or market conditions. In particular, because our portfolio of investments may lack diversification among CLO securities and related investments, we are susceptible to a risk of significant loss if one or more of these CLO securities and related investments experience a high level of defaults on the collateral that they hold. Moreover, there is no guarantee that all of the Fund’s investments will perform well or provide a return capital. Therefore, if certain Investments perform unfavorably, for the Fund to achieve above-average returns, one or a few of its Investments must perform exceptionally well. There are no assurances that this will be the case.
Regulations governing our operation as a registered
closed-end
management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital or issuance of preferred shares may expose us to risks, including the typical risks associated with leverage.
Under the provisions of the 1940 Act, we are permitted, as a registered closed-end
management investment company, to issue senior securities (including debt securities, preferred shares and/or borrowings from banks or other financial institutions); provided we meet certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred shares under current law). See “
—
Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
” for details concerning how asset coverage is calculated. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness (including by redeeming a portion of any series of preferred shares or debt that may be outstanding) at a time when such sales or redemptions may be disadvantageous. Also, any amounts that we use to service or repay our indebtedness would not be available for distributions to our Shareholders.
We are not generally able to issue and sell our common shares at a price below the then current NAV per common share (exclusive of any distributing commission or discount). We may, however, sell our common shares at a price below the then current NAV per share (1) in connection with a rights offering to our existing Shareholders, (2) with the consent of the majority of our Shareholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
Significant Shareholders may control the outcome of matters submitted to our Shareholders or adversely impact the market price or liquidity of our securities.
To the extent any Shareholder, individually or acting together with other Shareholders, controls a significant number of our voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to our Shareholders for approval, including the election of trustees and any merger, consolidation or sale of all or substantially all of our assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other investors.
This concentration of beneficial ownership also might harm the market price of our securities by:

•	delaying, deferring or preventing a change in corporate control;

•	impeding a merger, consolidation, takeover or other business combination involving us; or

•	discouraging a potential acquirer from making a tender offer or otherwise attempting to obtain control of us.
The Fund is subject to the Control Share Statute, which may restrict the voting rights of certain Shareholders.
Because the Fund is organized as a Delaware statutory trust, it is subject to the Control Share Statute. With certain exceptions, the Control Share Statute provides that a holder of “control shares” of a Delaware statutory trust acquired in a “control share acquisition” has no voting rights with respect to those shares except to the extent approved by a vote of two-thirds of the votes entitled to be cast on the matter, unless otherwise exempted by the Board. The Control Share Statute became automatically applicable to the Fund as of August 1, 2022. The Control Share Statute does not retroactively apply to acquisitions of shares that occurred prior to August 1, 2022. However, such shares will be aggregated with any shares acquired after August 1, 2022 for purposes of determining whether a voting power threshold is exceeded, resulting in the newly acquired shares constituting control shares. Shares of the Fund that are held by an affiliate of CGCIM were exempted from the provisions of the Control Share Statute by the Board. See “
Description of our Securities — Certain Aspects of the Delaware Control Share Statute
.”
We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest.
Legal and regulatory changes could occur and may adversely affect us and our ability to pursue our investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. We also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Senior Investment Team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Derivative Investments
. The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” requires certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives. In addition, we have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC
No-Action
Letter
12-38
issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight. For us to continue to qualify for this exclusion, (i) the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the U.S. Commodity Exchange Act, as amended, or the “CEA,” and (other than positions entered into for hedging purposes) may not exceed five percent of our liquidation value, (ii) the net notional value of our aggregate investments in
CEA-regulated
derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of our liquidation value, or (iii) we must meet an alternative test appropriate for a “fund of funds” as set forth in CFTC
No-Action
Letter
12-38.
In the event we fail to qualify for the exclusion and the Adviser is required to register as a “commodity pool operator” in connection with serving as our investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, our expenses may increase. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to CFTC Regulation 4.5 under the CEA promulgated by the CFTC with respect to us, and we currently intend to operate in a manner that would permit the Adviser to continue to claim such exclusion.
Under SEC Rule
18f-4,
related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, we are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk
leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We have elected to rely on the limited derivatives users exception. We may change this election and comply with the other provisions of Rule
18f-4
related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule
18f-4.
Rule
18f-4
also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under Rule
18f-4.
In addition, we are permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) we intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “
Delayed-Settlement Securities Provision
”). We may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as we treat any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, we are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if we reasonably believe, at the time we enter into such agreement, that we will have sufficient cash and cash equivalents to meet our obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage our assets in a manner consistent with achieving our investment objective, but there can be no assurance that it will be successful in doing so.
Loan Securitizations
. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” (which have been broadly defined in a way which could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by us. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “
Volcker Changes
”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, and create additional exclusions from the “covered fund” definition, and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. It is currently unclear how, or if, the Volcker Changes will affect the CLO securities in which the Fund invests.
U.S. Risk Retention
. In October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of our investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No.
1:16-cv-0065,
in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include us as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to us.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
EU/UK Risk Retention
. The securitization industry in both European Union (“
EU
”) and the United Kingdom (“
UK
”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended by Regulation (EU) 2021/557 and as further amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization in the form in effect on 31 December 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended by the Securitization (Amendment) (EU Exit) Regulations 2019 and as further amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “
EU Due Diligence Requirements
”) apply to each investor that is an “institutional investor” (as such term is defined in the EU Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in Directive 2009/138/EC of the European Parliament and of the Council of 25 November 2009 on the
taking-up
and pursuit of the business of Insurance and Reinsurance (Solvency II) (recast) (“
Solvency II
”); (b) a reinsurance undertaking as defined in Solvency II; (c) subject to certain conditions and exceptions, an institution for occupational retirement provision falling within the scope of Directive (EU) 2016/2341 of the European Parliament and of the Council of 14 December 2016 on the activities and supervision of institutions for occupational retirement provision (IORPs) (the “
IORP Directive
”), or an investment manager or an authorized entity appointed by an institution for occupational retirement provision pursuant to the IORP Directive; (d) an alternative investment fund manager (“
AIFM
”) as defined in Directive 2011/61/EU of the European Parliament and of the Council of 8 June 2011 on Alternative Investment Fund Managers that manages and/or markets alternative investment funds in the EU; (e) an undertaking for the collective investment in transferable securities (“
UCITS
”) management company, as defined in Directive 2009/65/EC of the European Parliament and of the Council of 13 July 2009 on the coordination of laws, regulations and administrative provisions relating to undertakings for collective investment in transferable securities (UCITS) (the “
UCITS Directive
”); (f) an internally managed UCITS, which is an investment company authorised in accordance with the UCITS Directive and which has not designated a management company authorised under the UCITS Directive for its management; or (g) a credit institution as defined in Regulation (EU) No 575/2013 of the European Parliament and of the Council of 26 June 2013 on prudential requirements for credit institutions and investment firms (the “
CRR
”) for the purposes of the CRR, or an investment firm as defined in the CRR, in each case, such investor an “EU Institutional Investor.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “
UK Due Diligence Requirements
” and, together with the EU Due Diligence Requirements, the “
Due Diligence Requirements
”) apply to each investor that is an “institutional investor” (as such term is defined in the UK Securitization Regulation), being an investor which is one of the following: (a) an insurance undertaking as defined in the Financial Services and Markets Act 2000 (as amended, the “
FSMA
”); (b) a reinsurance undertaking as defined in the FSMA; (c) an occupational pension scheme as defined in the Pension Schemes Act 1993 that has its main administration in the UK, or a fund manager of such a scheme appointed under the Pensions Act 1995 that, in respect of activity undertaken pursuant to that appointment, is authorised under the FSMA; (d) an AIFM (as defined in the Alternative Investment Fund Managers Regulations 2013 (the “
AIFM Regulations
”)) which markets or manages AIFs (as defined in the AIFM Regulations) in the UK; (e) a management company as defined in the FSMA; (f) a UCITS as defined by the FSMA, which is an authorised open ended investment company as defined in the FSMA; (g) a FCA investment firm as defined by the CRR as it forms part of UK domestic law by virtue of EUWA (the “
UK CRR
”); or (h) a CRR investment firm as defined in the UK CRR, in each case, such investor a “UK Institutional Investor” and, such investors together with EU Institutional Investors, “Institutional Investors.”
Among other things, the applicable Due Diligence Requirements require that prior to holding a “securitization position” (as defined in each Securitization Regulation) an Institutional Investor (other than the originator, sponsor or original lender) has verified that:

(1)
the originator, sponsor or original lender will retain on an ongoing basis a material net economic interest which, in any event, shall be not less than five per cent. in the securitization, determined in accordance with Article 6 of the applicable Securitization Regulation, and has disclosed the risk retention to such Institutional Investor;

(2)
(in the case of each EU Institutional Investor only) the originator, sponsor or securitization special purpose entity (“
SSPE
”) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation in accordance with the frequency and modalities provided for thereunder;

(3)	(in the case of each UK Institutional Investor only) the originator, sponsor or SSPE:

(i)
if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “
UK Transparency Requirements
”) in accordance with the frequency and modalities provided for thereunder; or

(ii)
if established in a country other than the UK, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available under the UK Transparency Requirements if it had been established in the UK; and

(4)
in the case of each Institutional Investor, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable Securitization Regulation) or (ii) is established in a third country (being (x) in respect of the EU Securitization Regulation, a country other than an EU member state, or (y) in respect of the UK Securitization Regulation, a country other than the UK), the originator or original lender grants all the credits giving rise to the underlying exposures on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits and has effective systems in place to apply those criteria and processes in order to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The Due Diligence Requirements further require that prior to holding a securitisation position, an Institutional Investor, other than the originator, sponsor or original lender, carry out a due diligence assessment which enables it to assess the risks involved, including but not limited to (a) the risk characteristics of the individual securitisation position and the underlying exposures; and (b) all the structural features of the securitization that can materially impact the performance of the securitisation position, including the contractual priorities of payment and priority of payment-related triggers, credit enhancements, liquidity enhancements, market value triggers, and transaction-specific definitions of default.
In addition, pursuant to the applicable Due Diligence Requirements, while holding a securitization position, an Institutional Investor, other than the originator, sponsor or original lender, is subject to various ongoing monitoring obligations, including but not limited to: (a) establishing appropriate written procedures to monitor compliance with the Due Diligence Requirements and the performance of the securitisation position and of the underlying exposures; (b) performing stress tests on the cash flows and collateral values supporting the underlying exposures or, in the absence of sufficient data on cash flows and collateral values, stress tests on loss assumptions, having regard to the nature, scale and complexity of the risk of the securitisation position; (c) ensuring internal reporting to its management body so that the management body is aware of the material risks arising from the securitisation position and so that those risks are adequately managed; and (d) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the securitisation position and underlying exposures and that it has implemented written policies and procedures for the risk management of the securitisation position and for maintaining records of (i) the verifications and due diligence in accordance with the applicable Due Diligence Requirements and (ii) any other relevant information.
Any Institutional Investor that fails to comply with the applicable Due Diligence Requirements in respect of a securitization position which it holds may become subject to a range of regulatory sanctions including, in the case of a credit institution, investment firm, insurer or reinsurer, a punitive regulatory capital charge with respect to such securitization position, or, in certain other cases, a requirement to take corrective action.
CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.
Japanese Risk Retention
. The Japanese Financial Services Agency (the “
JFSA
”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “
JRR Rule
”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “
Japanese Retention Requirement
”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “
Japanese Affected Investors
”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, precedent
or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.
Private Funds Rule
. On February 9, 2022, the SEC proposed certain rules and amendments under the Investment Advisers Act of 1940, as amended, to enhance the regulations applicable to private fund advisers (the “
Proposed Private Fund Rules
”) that, if adopted in their current form, would affect investment advisers such as the CLO collateral managers, by, among other things, (i) requiring such managers to comply with additional reporting and compliance obligations, (ii) prohibiting certain types of preferential treatment, including, among other things, the provision of information regarding portfolio holdings of the private fund, and (iii) prohibiting or imposing requirements on certain business practices, including prohibiting certain types of indemnification (which could include indemnification provided for in the CLO’s management agreement) and requiring fairness opinions for adviser-led
secondary transactions. Because most CLOs in which we invest rely on Section 3(c)(7) of the 1940 Act, each such CLO will be considered a “private fund” within the meaning of the Proposed Private Fund Rules. The costs in complying with certain of the reporting and compliance obligations under the Proposed Private Fund Rules could be substantial, and it is unclear if the costs of preparing such reports would be borne by the CLO or the CLO’s collateral manager. If the CLOs in which we invest are responsible for such expenses, it could affect the return on our investments in CLO securities. In addition, if any CLO collateral manager were prohibited from discussing the underlying portfolio of CLO assets with investors, entirely or absent highly specific disclosure, it could result in a reduction or elimination of any CLO collateral manager’s ability to provide information to us relating to such CLO’s assets other than the reporting required by the CLO’s transaction documents. In addition, the Proposed Private Fund Rules could adversely affect a CLO’s ability to consummate a refinancing or other optional redemption. As a result, adoption of the Proposed Private Fund Rules could have a material and adverse effect on the market value and/or liquidity of the CLO securities in which we invest.
The SEC staff could modify its position on certain
non-traditional
investments, including investments in CLO securities.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or could cause us to take certain actions that may result in an adverse impact on our Shareholders, our financial condition and/or our results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.

General Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risk Factors
Market disruptions may negatively impact the Fund’s operations and performance.
The U.S. capital markets have experienced extreme volatility and disruption following the spread of
COVID-19
in the United States and the conflict between Russia and Ukraine. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain
U.S
. and
non-U.S.
banks, which could be harmful to the Fund and issuer in it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Uncertainty around Brexit may create risks for the Fund.
On June 23, 2016, the UK held a referendum on whether to remain a member state of the EU, in which voters favored the UK’s withdrawal from the EU, an event widely referred to as “Brexit.” The UK ceased to be a member state of the EU on January 31, 2020, and the transition period provided for in the withdrawal agreement entered by the UK and the EU ended on December 31, 2020. In December 2020, the UK and the EU agreed on a trade and cooperation agreement, which was subsequently ratified by the parties. The trade and cooperation agreement covers the general objectives and framework of the relationship between the UK and the EU. The impact of Brexit on the UK and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth.
At this time, it is difficult to predict precisely the effects of the UK’s withdrawal from the EU and what the economic, tax, fiscal, legal, regulatory and other implications will be for the private investment funds industry and the broader European and global financial and real estate markets generally and for the Fund and its investments specifically. Given the size and importance of the UK’s economy, uncertainty or unpredictability about its legal, political and/or economic relationships with Europe is now, and may continue to be for the foreseeable future, a source of instability, significant currency fluctuations and/or other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). In addition, the UK’s withdrawal from the EU could have a destabilizing effect in which other member states may consider withdrawing from the EU. The decision for any other member state to withdraw from the EU could exacerbate such uncertainty and instability and may present similar and/or additional potential risks and consequences for the Fund, its investments and its ability to fulfill its investment objective.
We are subject to risks associated with terrorism.
Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.
Social unrest may adversely impact the Fund.
Events concerning discrimination, race relations and inequality have in the recent past led to protests, demonstrations, marches and other forms of political and social unrest on a local, regional, national and international level as well as rioting in some instances. Such unrest, which has ranged from peaceful to in some instances, violent, has resulted in curfews, the deployment of the national guard and other local and national interference, and social unrest could lead to increased political and social volatility and uncertainty. While the overall effect of such unrest remains unknown, investors should note that this type of volatility and uncertainty could materially and adversely impact the securities and other assets in which the Fund invests.
We are subject to risks related to changes in law
.
Government counterparties or agencies may have the discretion to change or increase regulation of an investment’s operations or implement laws or regulations affecting the investment’s operations, separate from any contractual rights it may have. An investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by an investment or gains recognized by the Fund on its investment, that could impact the Fund’s return on investment with respect to such investment.
We are subject to risks related to force majeure events.
Our investments may be affected by force majeure
events
(i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, trade war, cyber security breaches, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party, such as a CLO manager or a service provider to the Fund, to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the world economy and international business activity generally.
We are subject to risks related to cybersecurity and other disruptions to information systems.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.
In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third- party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid						$ 9.7		$ 8.61		$ 8.465		$ 8.9		$ 9.07		$ 9.77		$ 9.98		$ 10.28		$ 10.18		$ 9.84		$ 9.64
Highest Price or Bid						$ 10.03		$ 10.1		$ 9.528		$ 9.75		$ 10		$ 10.33		$ 10.69		$ 10.84		$ 10.9		$ 10.49		$ 10.215
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[17]					0.70%		(0.49%)		(7.10%)		(4.10%)		(6.10%)		(5.80%)		(5.60%)		(7.30%)		(8.00%)		(10.30%)		(14.90%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[17]					(2.61%)		(15.17%)		(17.50%)		(12.50%)		(14.80%)		(10.90%)		(11.80%)		(12.10%)		(14.10%)		(15.90%)		(19.70%)
Share Price			$ 8.21
NAV Per Share					[18]	$ 9.96	[18]	$ 10.15	[18]	$ 10.26	[18]	$ 10.39	[18]	$ 10.65	[18]	$ 10.97	[18]	$ 11.32	[18]	$ 11.69	[18]	$ 11.85	[18]	$ 11.7	[18]	$ 12.01	[18]	$ 8.52
Latest Premium (Discount) to NAV [Percent]			3.64%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		COMMON SHARES
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		PREFERRED SHARES
Proxy Statement [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[6],[19]	1.86%
Interest Expenses on Borrowings [Percent]	[9],[19]	0.41%
Incentive Fees [Percent]	[11],[19]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[12],[19]	1.61%
Total Annual Expenses [Percent]		3.88%
Other Expenses, Note [Text Block]		The difference in estimated other expenses between the proxy statement and this prospectus is due to a decrease in net assets since the proxy statement was filed as well as certain other higher expenses, including legal expenses related to the transition in connection with the Transaction and the estimated costs associated with the anticipated offerings as discussed in note (7) to the Fund’s fees and expenses table in this prospectus.
Management Fee not based on Net Assets, Note [Text Block]		The difference in the estimated management fee as a percentage of net assets between the proxy statement and this prospectus is due primarily to (i) an increase in estimated Managed Assets due principally to the expectation that the Fund will use higher leverage in the next fiscal year and (ii) a decrease in the Fund’s net assets since the proxy statement was filed.

[1]	In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the applicable sales load.
[2]	The expenses of administering the dividend reinvestment plan (the “DRP”) are included in “Other Expenses.” You will pay brokerage charges if you direct your broker or the DRP Plan agent to sell your Common Shares that you acquired pursuant to the DRP. See “Dividend Reinvestment Plan.”
[3]	In the event that the Fund sells its securities publicly through underwriters or agents the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Fund’s behalf), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.
[5]	The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.
[6]	The difference in the estimated management fee as a percentage of net assets between the proxy statement and this prospectus is due primarily to (i) an increase in estimated Managed Assets due principally to the expectation that the Fund will use higher leverage in the next fiscal year and (ii) a decrease in the Fund’s net assets since the proxy statement was filed.
[7]	This prospectus provides figures based on annualized estimates for the three-month period ending December 31, 2023 (i.e., annualized estimates for the fiscal year ending September 30, 2024).
[8]	The Fund may issue preferred shares or debt securities. The above figure assumes an aggregate of $25 million of preferred shares with an interest rate of 8.25% per annum, and $25 million of debt securities with an interest rate of 8.00% per annum. In the event that the Fund were to issue preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base management fee as a percentage of the Fund’s net assets attributable to common shares, would increase.
[9]	The difference in estimated interest payments and fees on borrowed funds between the proxy statement and this prospectus is due to the Fund’s minimal leverage for the fiscal year ended September 30, 2022 and the expectation that the Fund will use higher leverage in the next fiscal year ending September 30, 2024.
[10]	The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter. The calculation of the Incentive Fee for each calendar quarter is as follows: • No Incentive Fee is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%; • 100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the “catch-up”) is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The “catch-up” provision is intended to provide CGCIM. • with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and • 17.5% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968 annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 17.5% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to CGCIM.
[11]	The difference in the estimated incentive fee as a percentage of net assets between the proxy statement and this prospectus is due to the proxy statement using historical financial information that would have resulted in no incentive fee being payable had the new Investment Advisory Agreement been in effect during such period. The estimated incentive fee in this prospectus is based on estimates using annualized estimates for the next fiscal year (i.e., the fiscal year ending September 30, 2024) under the Fund’s new investment strategy and existing portfolio following the portfolio sale in connection with closing the Transaction, and CGCIM is expected to be paid an incentive fee going forward.
[12]	The difference in estimated other expenses between the proxy statement and this prospectus is due to a decrease in net assets since the proxy statement was filed as well as certain other higher expenses, including legal expenses related to the transition in connection with the Transaction and the estimated costs associated with the anticipated offerings as discussed in note (7) to the Fund’s fees and expenses table in this prospectus.
[13]	“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and cost and expenses relating to rating agencies.
[14]	Estimated.
[15]	For the fiscal quarter ending December 31, 2022, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1253 per common share. For the fiscal quarter ending March 31, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.0699 per common share. For the fiscal quarter ending June 30, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1021 per common share.
[16]	For the fiscal year ending September 30, 2022, distributions made by us were comprised, in part, of a return of capital, as calculated on a per common share basis, of $0.088 per common share.
[17]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
[18]	NAV per common share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per common share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.
[19]	The proxy statement provided pro forma figures based on the Fund’s most recent fiscal year (i.e., the fiscal year ended September 30, 2022) assuming the new Investment Advisory Agreement had been in place for such fiscal year.